UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of investments
March 31, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed
Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.045% 9/26/33 ϕ	246,003	$277,073
Fannie Mae REMIC Trust
Series 2002-W11 AV1
0.773% 11/25/32 ●	1,423	1,389
Total Agency Asset-Backed Securities
(cost $246,350)		278,462

Agency Collateralized Mortgage
Obligations – 2.23%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	491	563
Series 2002-T4 A3 7.50% 12/25/41	9,681	11,358
Series 2004-T1 1A2 6.50% 1/25/44	7,827	8,944
Fannie Mae REMIC Trust
Series 2002-W6 2A1
6.271% 6/25/42 ●	19,284	23,002
Series 2004-W11 1A2 6.50% 5/25/44	32,058	38,404
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	30,740	34,855
Series 2001-50 BA 7.00% 10/25/41	47,163	55,058
Series 2002-90 A1 6.50% 6/25/42	7,723	9,069
Series 2002-90 A2 6.50% 11/25/42	22,112	25,122
Series 2003-26 AT 5.00% 11/25/32	183,886	186,015
Series 2003-38 MP 5.50% 5/25/23	369,947	404,235
Series 2005-70 PA 5.50% 8/25/35	192,739	219,098
Series 2005-110 MB 5.50% 9/25/35	79,726	85,134
Series 2008-15 SB
6.167% 8/25/36 ●∑	387,142	81,310
Series 2009-94 AC 5.00% 11/25/39	875,673	963,831
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,837,223
Series 2010-43 HJ 5.50% 5/25/40	311,544	353,520
Series 2010-96 DC 4.00% 9/25/25	2,355,870	2,506,305
Series 2010-116 Z 4.00% 10/25/40	63,591	68,162
Series 2010-129 SM
5.567% 11/25/40 ●∑	3,077,768	508,094
Series 2011-15 SA
6.627% 3/25/41 ●∑	3,112,989	669,695
Series 2012-98 MI 3.00% 8/25/31 ∑	4,168,989	423,611
Series 2012-122 SD
5.667% 11/25/42 ●∑	4,297,837	991,747
Series 2013-55 AI 3.00% 6/25/33 ∑	4,725,328	617,784
Series 2013-31 MI 3.00% 4/25/33 ∑	6,179,008	801,739
Series 2013-43 IX 4.00% 5/25/43 ∑	11,517,001	2,686,056
Series 2013-44 DI 3.00% 5/25/33 ∑	8,136,863	1,059,679
Series 2014-36 ZE 3.00% 6/25/44	1,680,841	1,579,067
Series 2014-68 BS
5.717% 11/25/44 ●∑	4,236,713	821,975
Series 2014-90 SA
5.717% 1/25/45 ●∑	11,868,592	2,614,753
Series 2015-27 SA
6.017% 5/25/45 ●∑	1,584,190	349,962
Series 2015-44 Z 3.00% 9/25/43	3,399,542	3,332,845
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	24,416	27,539
Series 2326 ZQ 6.50% 6/15/31	23,292	26,289
Series 2557 WE 5.00% 1/15/18	184,690	189,325
Series 2809 DC 4.50% 6/15/19	125,574	129,747
Series 3123 HT 5.00% 3/15/26	44,374	48,369
Series 3656 PM 5.00% 4/15/40	1,687,762	1,875,481
Series 4065 DE 3.00% 6/15/32	350,000	367,004
Series 4109 AI 3.00% 7/15/31 ∑	1,627,107	167,948
Series 4120 IK 3.00% 10/15/32 ∑	6,356,699	795,148
Series 4146 IA 3.50% 12/15/32 ∑	3,361,852	508,827
Series 4159 KS 5.714% 1/15/43 ●∑	2,898,862	705,656
Series 4181 DI 2.50% 3/15/33 ∑	1,912,886	218,789
Series 4185 LI 3.00% 3/15/33 ∑	1,992,319	265,449
Series 4191 CI 3.00% 4/15/33 ∑	836,031	102,964
Series 4435 DY 3.00% 2/15/35	2,810,000	2,868,775
Series 4453 DI 3.50% 11/15/33 ∑	1,570,473	168,483
Freddie Mac Strips
Series 267 S5 5.564% 8/15/42 ●∑	4,061,422	872,990
Series 299 S1 5.564% 1/15/43 ●∑	3,088,176	687,536
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN4 M2
2.833% 10/25/24 ●	685,994	692,184
Series 2015-DNA1 M2
2.283% 10/25/27 ●	385,000	380,786
Series 2015-DNA3 M2
3.283% 4/25/28 ●	1,430,000	1,439,639
Series 2015-HQ2 M2
2.383% 5/25/25 ●	1,195,000	1,163,059
Series 2015-HQA2 M2
3.233% 5/25/28 ●	1,615,000	1,622,150
Series 2016-DNA1 M2
3.333% 7/25/28 ●	1,065,000	1,073,077
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43 ⧫	12,759	15,328
Series T-58 2A 6.50% 9/25/43 ⧫	4,915	5,803
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,658,613
Series 2015-133 AL 3.00% 5/20/45	3,715,000	3,676,808
Total Agency Collateralized Mortgage
Obligations (cost $48,554,831)		48,121,981

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities – 25.96%
Fannie Mae
6.50% 8/1/17	1,555	$1,581
Fannie Mae ARM
2.408% 6/1/37 ●	4,026	4,262
2.411% 5/1/43 ●	1,084,518	1,112,790
2.496% 11/1/35 ●	102,220	108,164
2.553% 6/1/43 ●	368,915	379,187
2.576% 8/1/35 ●	20,492	21,566
2.913% 7/1/45 ●	642,826	664,174
2.918% 4/1/44 ●	621,896	643,264
3.204% 4/1/44 ●	1,230,502	1,285,379
3.241% 3/1/44 ●	1,604,577	1,679,512
3.276% 9/1/43 ●	973,531	1,018,983
6.099% 8/1/37 ●	53,924	54,114
Fannie Mae Relocation 15 yr
4.00% 9/1/20	42,239	43,559
Fannie Mae Relocation 30 yr
5.00% 11/1/33	882	956
5.00% 11/1/34	2,949	3,201
5.00% 4/1/35	4,783	5,135
5.00% 10/1/35	16,215	17,756
5.00% 1/1/36	14,626	15,978
5.00% 2/1/36	8,938	9,638
Fannie Mae S.F. 15 yr
2.50% 10/1/27	237,185	244,631
2.50% 12/1/27	625,422	645,092
2.50% 4/1/28	383,660	397,086
2.50% 9/1/28	1,290,525	1,338,061
3.00% 9/1/30	1,877,170	1,965,251
3.00% 2/1/31	748,867	784,158
3.00% 3/1/31	1,241,000	1,299,789
3.50% 7/1/26	745,472	787,426
3.50% 12/1/28	314,774	335,428
4.00% 4/1/24	258,123	274,675
4.00% 2/1/25	160,679	170,633
4.00% 5/1/25	491,446	523,954
4.00% 7/1/25	1,265,790	1,352,998
4.00% 11/1/25	2,054,362	2,193,210
4.00% 12/1/26	787,394	841,702
4.00% 1/1/27	5,917,163	6,315,229
4.00% 5/1/27	1,777,440	1,902,289
4.00% 8/1/27	1,022,033	1,092,150
4.50% 2/1/24	21,387	23,094
4.50% 10/1/24	197,203	212,815
4.50% 2/1/25	71,111	75,775
4.50% 7/1/25	103,859	111,396
6.00% 12/1/22	245,473	265,370
Fannie Mae S.F. 20 yr
3.00% 2/1/33	139,725	145,623
3.00% 8/1/33	495,442	517,276
3.00% 1/1/36	4,701,406	4,870,702
3.50% 4/1/33	141,686	149,830
3.50% 9/1/33	704,266	750,446
4.00% 1/1/31	237,683	256,007
4.00% 2/1/31	675,177	727,368
Fannie Mae S.F. 30 yr
3.00% 7/1/42	900,773	925,968
3.00% 10/1/42	563,084	579,768
3.00% 12/1/42	2,393,393	2,460,615
3.00% 1/1/43	6,371,209	6,549,994
3.00% 2/1/43	617,475	634,814
3.00% 5/1/43	2,298,256	2,362,555
4.00% 5/1/43	40,446	43,786
4.00% 8/1/43	434,184	467,159
4.00% 7/1/44	2,672,417	2,884,204
4.50% 7/1/36	367,294	400,844
4.50% 6/1/38	1,058,955	1,157,752
4.50% 4/1/39	1,477,668	1,608,040
4.50% 6/1/39	1,436,036	1,565,412
4.50% 9/1/39	365,409	398,453
4.50% 11/1/39	1,110,496	1,224,886
4.50% 4/1/40	2,348,164	2,581,851
4.50% 11/1/40	842,896	919,778
4.50% 2/1/41	4,795,090	5,234,355
4.50% 3/1/41	1,058,236	1,155,031
4.50% 4/1/41	2,287,553	2,496,402
4.50% 7/1/41	658,977	719,124
4.50% 8/1/41	729,524	808,687
4.50% 10/1/41	1,447,863	1,580,973
4.50% 12/1/41	3,064,673	3,343,035
4.50% 1/1/42	22,513,198	24,565,253
4.50% 9/1/42	13,699,402	14,960,891
4.50% 1/1/43	1,909,997	2,082,629
4.50% 9/1/43	1,590,496	1,734,839
4.50% 2/1/44	313,250	341,993
4.50% 6/1/44	8,670,106	9,463,120
4.50% 8/1/44	516,530	562,499
4.50% 10/1/44	6,447,730	7,041,645
4.50% 1/1/45	4,593,632	4,997,969
4.50% 2/1/45	14,205,971	15,506,010
5.00% 5/1/34	1,902	2,110
5.00% 2/1/35	183,443	203,859
5.00% 4/1/35	14,117	15,657
5.00% 10/1/35	900,621	998,116
5.00% 11/1/35	421,001	466,460
5.00% 2/1/37	33,562	37,277
5.00% 4/1/37	236,799	262,528
5.00% 8/1/37	675,043	748,367
5.50% 12/1/32	47,941	54,250
5.50% 2/1/33	557,578	630,249
5.50% 4/1/34	228,957	259,094

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 8/1/34	35,319	$40,002
5.50% 11/1/34	242,877	274,908
5.50% 12/1/34	260,482	294,935
5.50% 1/1/35	884,662	1,001,133
5.50% 3/1/35	131,916	149,171
5.50% 6/1/35	173,799	196,675
5.50% 8/1/35	33,846	38,281
5.50% 11/1/35	132,768	149,895
5.50% 12/1/35	17,101	19,322
5.50% 1/1/36	1,116,274	1,264,128
5.50% 4/1/36	704,417	794,203
5.50% 7/1/36	1,212,685	1,373,240
5.50% 9/1/36	2,813,188	3,183,542
5.50% 10/1/36	507,951	586,125
5.50% 11/1/36	210,861	236,997
5.50% 1/1/37	935,916	1,049,480
5.50% 2/1/37	14,400	16,196
5.50% 4/1/37	1,801,976	2,026,958
5.50% 8/1/37	790,352	893,922
5.50% 9/1/37	1,093,576	1,229,598
5.50% 1/1/38	93,388	106,783
5.50% 2/1/38	698,850	788,819
5.50% 3/1/38	461,715	523,290
5.50% 6/1/38	2,100,134	2,359,870
5.50% 7/1/38	363,263	408,790
5.50% 9/1/38	863,933	976,898
5.50% 12/1/38	862,235	994,965
5.50% 1/1/39	3,305,092	3,739,045
5.50% 2/1/39	3,108,953	3,512,111
5.50% 10/1/39	2,141,623	2,408,401
5.50% 12/1/39	9,845	11,069
5.50% 3/1/40	3,577,852	4,052,547
5.50% 7/1/40	1,711,917	1,933,501
5.50% 3/1/41	5,312,489	6,011,754
5.50% 9/1/41	13,932,803	15,694,443
6.00% 3/1/29	598	688
6.00% 6/1/30	2,227	2,559
6.00% 4/1/35	3,531	4,055
6.00% 1/1/36	2,313	2,636
6.00% 6/1/36	82,530	94,296
6.00% 9/1/36	473,253	539,267
6.00% 11/1/36	10,471	11,932
6.00% 12/1/36	254,745	291,545
6.00% 2/1/37	284,760	324,957
6.00% 3/1/37	314,067	358,690
6.00% 5/1/37	681,294	776,451
6.00% 6/1/37	52,547	60,545
6.00% 7/1/37	46,089	52,518
6.00% 8/1/37	360,382	410,650
6.00% 9/1/37	93,034	106,267
6.00% 11/1/37	26,044	29,696
6.00% 5/1/38	2,184,829	2,502,325
6.00% 8/1/38	158,275	180,352
6.00% 9/1/38	264,399	302,116
6.00% 10/1/38	119,278	136,005
6.00% 11/1/38	223,800	257,349
6.00% 1/1/39	408,029	464,942
6.00% 7/1/39	14,547	16,576
6.00% 9/1/39	4,511,133	5,148,207
6.00% 10/1/39	3,381,889	3,899,722
6.00% 3/1/40	376,660	429,967
6.00% 7/1/40	1,519,184	1,733,044
6.00% 9/1/40	324,361	369,604
6.00% 11/1/40	147,988	170,785
6.00% 5/1/41	3,757,374	4,291,169
6.00% 6/1/41	1,617,603	1,847,890
6.00% 7/1/41	7,630,213	8,720,287
6.50% 2/1/36	194,881	236,043
6.50% 3/1/37	304,619	373,744
7.50% 3/1/32	241	286
7.50% 4/1/32	826	975
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/46	159,894,000	163,678,979
3.00% 6/1/46	64,159,000	65,541,735
4.50% 4/1/46	17,970,000	19,553,606
4.50% 6/1/46	4,806,000	5,217,326
Freddie Mac ARM
2.361% 8/1/37 ●	2,692	2,846
2.498% 7/1/36 ●	58,578	61,059
2.523% 1/1/44 ●	2,845,852	2,923,204
2.565% 2/1/37 ●	163,751	172,338
2.57% 4/1/34 ●	949	1,005
2.574% 10/1/37 ●	1,224	1,292
2.592% 12/1/33 ●	24,738	26,088
2.65% 10/1/37 ●	12,651	13,308
2.727% 6/1/37 ●	239,036	253,744
2.781% 10/1/45 ●	841,045	867,969
2.83% 9/1/45 ●	5,109,934	5,279,415
2.944% 10/1/45 ●	1,282,816	1,327,348
2.955% 11/1/44 ●	482,997	501,341
3.107% 3/1/46 ●	1,705,000	1,769,103
Freddie Mac Relocation 30 yr
5.00% 9/1/33	4,565	4,976
Freddie Mac S.F. 15 yr
3.50% 10/1/26	269,610	287,114
4.00% 5/1/25	141,852	151,457
4.00% 8/1/25	288,425	307,168
4.00% 11/1/26	578,125	611,266
4.50% 5/1/20	159,439	166,025
4.50% 9/1/26	579,602	621,862
5.00% 6/1/18	34,674	35,804

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Freddie Mac S.F. 20 yr
3.50% 1/1/34	1,231,648	$1,298,936
3.50% 9/1/35	1,181,010	1,244,377
4.00% 8/1/35	285,384	307,672
4.00% 10/1/35	1,429,104	1,538,091
Freddie Mac S.F. 30 yr
3.00% 10/1/42	1,061,750	1,090,529
3.00% 11/1/42	984,201	1,014,874
4.50% 4/1/39	225,874	249,065
4.50% 10/1/39	637,022	693,198
4.50% 4/1/41	3,049,740	3,325,784
5.00% 3/1/34	12,209	13,716
5.50% 3/1/34	106,289	119,406
5.50% 12/1/34	97,749	110,235
5.50% 6/1/36	59,694	67,091
5.50% 11/1/36	119,070	132,916
5.50% 12/1/36	27,612	30,909
5.50% 9/1/37	131,597	147,159
5.50% 4/1/38	468,997	525,024
5.50% 6/1/38	70,892	79,350
5.50% 7/1/38	468,573	523,587
5.50% 6/1/39	492,298	551,072
5.50% 3/1/40	328,629	367,639
5.50% 8/1/40	243,423	272,398
5.50% 1/1/41	321,674	359,244
5.50% 6/1/41	12,353,783	13,851,006
6.00% 2/1/36	504,656	579,065
6.00% 3/1/36	310,636	356,853
6.00% 1/1/38	122,716	139,452
6.00% 6/1/38	347,550	395,389
6.00% 8/1/38	561,092	647,319
6.00% 5/1/40	742,349	847,760
6.00% 7/1/40	790,875	901,200
6.50% 8/1/38	70,992	80,816
6.50% 4/1/39	527,789	600,827
GNMA I S.F. 30 yr
5.00% 6/15/40	192,123	213,312
7.00% 12/15/34	140,450	170,666
Total Agency Mortgage-Backed
Securities (cost $552,664,687)		559,389,416

Collateralized Debt
Obligations – 1.50%
Avery Point III CLO
Series 2013-3A A 144A
2.02% 1/18/25 #●	2,200,000	2,166,142
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A
2.114% 7/20/26 #●	5,900,000	5,840,215
BlueMountain CLO
Series 2014-3A A1 144A
2.102% 10/15/26 #●	1,270,000	1,260,010
Series 2014-4A A1 144A
2.136% 11/30/26 #●	3,800,000	3,766,393
Carlyle Global Market Strategies CLO
Series 2014-2A A 144A
2.088% 5/15/25 #●	2,750,000	2,726,617
Cedar Funding III CLO
Series 2014-3A A1 144A
2.148% 5/20/26 #●	2,420,000	2,406,358
Cent CLO
Series 2013-20A A 144A
2.099% 1/25/26 #●	667,000	658,373
Series 2014-21A A1B 144A
2.011% 7/27/26 #●	2,200,000	2,174,971
Magnetite IX
Series 2014-9A A1 144A
2.039% 7/25/26 #●	6,040,000	5,986,196
Neuberger Berman CLO XVII
Series 2014-17A A 144A
2.089% 8/4/25 #●	2,150,000	2,135,092
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
2.042% 7/15/27 #●	3,300,000	3,265,901
Total Collateralized Debt Obligations
(cost $32,572,658)		32,386,268

Commercial Mortgage-Backed
Securities – 6.37%
Banc of America Commercial Mortgage
Trust
Series 2007-4 AM 5.808% 2/10/51 ●	1,330,000	1,380,628
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	1,185,000	1,228,582
CFCRE Commercial Mortgage Trust
Series 2011-C1 A2 144A
3.759% 4/15/44 #	12,060	12,050
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM
5.705% 12/10/49 ●	1,230,000	1,242,490
Series 2014-GC25 A4
3.635% 10/10/47	2,275,000	2,403,671
Series 2015-GC27 A5
3.137% 2/10/48	5,210,000	5,306,772
Series 2016-P3 A4 3.329% 4/15/49	1,745,000	1,806,620
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	1,765,000	1,793,742
Series 2014-CR16 A4
4.051% 4/10/47	3,065,000	3,357,269

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed
Securities (continued)
COMM Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	2,850,000	$3,079,711
Series 2014-CR20 A4
3.59% 11/10/47	980,000	1,043,420
Series 2014-CR20 AM
3.938% 11/10/47	7,775,000	8,260,221
Series 2015-3BP A 144A
3.178% 2/10/35 #	3,960,000	4,077,541
Series 2015-CR23 A4
3.497% 5/10/48	3,450,000	3,632,632
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	1,345,000	1,365,252
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	910,000	937,292
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	1,910,000	2,154,062
Series 2011-LC1A C 144A
5.699% 11/10/46 #●	2,000,000	2,188,052
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.631% 11/25/49 #●	685,000	734,373
Series 2011-K13 B 144A
4.61% 1/25/48 #●	580,000	621,728
Series 2011-K14 B 144A
5.167% 2/25/47 #●	820,000	898,860
Series 2011-K15 B 144A
4.949% 8/25/44 #●	195,000	212,051
Series 2012-K18 B 144A
4.255% 1/25/45 #●	1,020,000	1,076,229
Series 2012-K22 B 144A
3.686% 8/25/45 #●	1,730,000	1,732,381
Series 2012-K22 C 144A
3.686% 8/25/45 #●	1,400,000	1,336,630
Series 2012-K23 C 144A
3.656% 10/25/45 #●	795,000	752,521
Series 2012-K707 B 144A
3.883% 1/25/47 #●	700,000	717,069
Series 2012-K708 B 144A
3.751% 2/25/45 #●	2,245,000	2,310,351
Series 2012-K708 C 144A
3.751% 2/25/45 #●	530,000	527,217
Series 2013-K25 C 144A
3.618% 11/25/45 #●	1,480,000	1,377,395
Series 2013-K26 C 144A
3.599% 12/25/45 #●	860,000	793,715
Series 2013-K30 C 144A
3.557% 6/25/45 #●	1,560,000	1,413,083
Series 2013-K31 C 144A
3.628% 7/25/46 #●	2,482,000	2,308,491
Series 2013-K33 B 144A
3.503% 8/25/46 #●	1,315,000	1,319,885
Series 2013-K33 C 144A
3.503% 8/25/46 #●	450,000	394,248
Series 2013-K35 C 144A
3.942% 8/25/23 #●	350,000	314,714
Series 2013-K712 B 144A
3.369% 5/25/45 #●	4,270,000	4,288,828
Series 2013-K713 B 144A
3.165% 4/25/46 #●	2,640,000	2,631,359
Series 2013-K713 C 144A
3.165% 4/25/46 #●	2,640,000	2,602,729
Series 2014-K716 C 144A
3.953% 8/25/47 #●	1,105,000	1,118,097
Series 2015-K47 B 144A
3.60% 6/25/48 #●	590,000	507,410
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	6,755,000	7,110,537
GS Mortgage Securities Trust
Series 2010-C1 A2 144A
4.592% 8/10/43 #	3,090,000	3,376,597
Series 2010-C1 C 144A
5.635% 8/10/43 #●	1,010,000	1,094,171
Series 2014-GC24 A5
3.931% 9/10/47	2,970,000	3,214,327
Series 2015-GC32 A4
3.764% 7/10/48	1,240,000	1,327,976
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	825,000	826,085
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	3,810,000	3,814,935
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A
3.087% 3/5/37 #	3,890,000	3,899,371
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C18 A1 1.254% 2/15/47	970,021	964,580
Series 2014-C22 B 4.561% 9/15/47 ●	645,000	670,689
Series 2015-C33 A4 3.77% 12/15/48	2,975,000	3,188,695
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-CB11 E
5.499% 8/12/37 ●	600,000	649,793
Series 2005-LDP5 D
5.529% 12/15/44 ●	1,110,000	1,107,487

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed
Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP8 AM 5.44% 5/15/45	4,004,000	$4,037,859
Series 2011-C5 C 144A
5.323% 8/15/46 #●	1,100,000	1,175,599
Series 2013-LC11 B 3.499% 4/15/46	1,565,000	1,588,723
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,720,635
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	64,971	65,160
Series 2006-C6 AJ 5.452% 9/15/39 ●	2,390,000	2,341,895
Series 2006-C6 AM 5.413% 9/15/39	1,590,000	1,608,743
Morgan Stanley BAML Trust
Series 2015-C23 A4 3.719% 7/15/50	4,090,000	4,373,239
Series 2015-C26 A5
3.531% 10/15/48	2,390,000	2,514,793
Morgan Stanley Capital I Trust
Series 2005-HQ7 C 5.19% 11/14/42 ●	822,510	821,220
Series 2006-HQ10 B
5.448% 11/12/41 ●	2,335,000	2,253,287
Series 2006-TOP21 B 144A
5.241% 10/12/52 #●	800,000	798,479
Series 2006-TOP23 A4
5.891% 8/12/41 ●	483,793	484,714
TimberStar Trust I
Series 2006-1A A 144A
5.668% 10/15/36 #	1,510,000	1,532,362
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3
2.918% 10/15/45	3,720,000	3,840,947
Series 2015-NXS3 A4
3.617% 9/15/57	1,585,000	1,682,961
Total Commercial Mortgage-Backed
Securities (cost $137,413,931)		137,345,230

Convertible Bonds – 1.48%
Alaska Communications Systems Group
6.25% exercise price $10.28, maturity
date 5/1/18 @	1,504,000	1,425,040
BGC Partners 4.50% exercise price
$9.84, maturity date 7/15/16	1,195,000	1,226,369
Blackstone Mortgage Trust 5.25%
exercise price $28.36, maturity date
12/1/18	1,497,000	1,566,236
Blucora 4.25% exercise price $21.66,
maturity date 4/1/19	652,000	495,520
Campus Crest Communities Operating
Partnership 144A 4.75% exercise price
$12.56, maturity date 10/15/18 #@	1,232,000	1,224,300
Cardtronics 1.00% exercise price
$52.35, maturity date 12/1/20	1,276,000	1,238,517
Cemex 3.72% exercise price $11.90,
maturity date 3/15/20	874,000	804,080
Chart Industries 2.00% exercise price
$69.03, maturity date 8/1/18 @	1,314,000	1,173,566
Ciena 144A 3.75% exercise price
$20.17, maturity date 10/15/18 #	632,000	750,500
Clearwire Communications 144A 8.25%
exercise price $7.08, maturity date
12/1/40 #@	263,000	263,000
GAIN Capital Holdings 4.125% exercise
price $12.00, maturity date 12/1/18 @	699,000	648,759
General Cable 4.50% exercise price
$32.77, maturity date 11/15/29 @ϕ	1,272,000	699,600
Gilead Sciences 1.625% exercise price
$22.33, maturity date 5/1/16	283,000	1,164,546
HealthSouth 2.00% exercise price
$38.08, maturity date 12/1/43	1,016,000	1,130,300
Helix Energy Solutions Group 3.25%
exercise price $25.02, maturity date
3/15/32	925,000	733,063
Hologic 2.00% exercise price $31.18,
maturity date 3/1/42 ϕ	611,000	791,245
Huron Consulting Group 1.25% exercise
price $79.89, maturity date 10/1/19	321,000	313,577
inContact 144A 2.50% exercise price
$14.23, maturity date 4/1/22 #	1,104,000	1,025,340
Infinera 1.75% exercise price $12.58,
maturity date 6/1/18	337,000	480,646
Intel 3.25% exercise price $21.18,
maturity date 8/1/39	298,000	474,566
Jefferies Group 3.875% exercise price
$44.35, maturity date 11/1/29	1,055,000	1,039,175
Liberty Interactive 144A 1.00% exercise
price $64.06, maturity date 9/30/43 #	1,228,000	1,059,150
Meritor 4.00% exercise price $26.73,
maturity date 2/15/27 ϕ	1,382,000	1,299,080
Microchip Technology 1.625% exercise
price $66.05, maturity date 2/15/25	531,000	548,921
New Mountain Finance 5.00% exercise
price $15.93, maturity date 6/15/19 @	205,000	199,363
Novellus Systems 2.625% exercise price
$34.23, maturity date 5/15/41	648,000	1,581,930
NXP Semiconductors 1.00% exercise
price $102.84, maturity date 12/1/19	616,000	684,530
PROS Holdings 144A 2.00% exercise
price $33.79, maturity date 12/1/19 #	1,109,000	858,089
Spectrum Pharmaceuticals 2.75%
exercise price $10.53, maturity date
12/15/18 @	841,000	750,067
Spirit Realty Capital 3.75% exercise
price $13.10, maturity date 5/15/21 @	1,357,000	1,368,032

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
Synchronoss Technologies 0.75%
exercise price $53.17, maturity date
8/15/19		1,062,000	$1,028,813
Titan Machinery 3.75% exercise price
$43.17, maturity date 5/1/19 @		218,000	171,675
TPG Specialty Lending 4.50% exercise
price $25.83, maturity date
12/15/19 @		792,000	784,080
Vector Group 1.75% exercise price
$24.64, maturity date 4/15/20 ●		1,020,000	1,132,837
Vector Group 2.50% exercise price
$15.98, maturity date 1/15/19 ●		408,000	611,338
VEREIT 3.75% exercise price $14.99,
maturity date 12/15/20 @		1,303,000	1,248,443
Total Convertible Bonds
(cost $32,175,667)			31,994,293

Corporate Bonds – 37.05%
Automotive – 0.25%
American Axle & Manufacturing
6.25% 3/15/21		1,156,000	1,197,905
Ford Motor 7.45% 7/16/31		2,320,000	3,030,099
Lear 5.25% 1/15/25		1,175,000	1,223,469
			5,451,473
Banking – 7.05%
ANZ New Zealand International 144A
2.60% 9/23/19 #		500,000	505,405
Banco Nacional de Comercio Exterior
144A 4.375% 10/14/25 #		1,245,000	1,256,827
Bank Nederlandse Gemeenten
5.25% 5/20/24	AUD	759,000	670,234
Bank of America
2.625% 10/19/20		7,985,000	8,049,199
4.45% 3/3/26		5,015,000	5,176,729
Bank of New York Mellon
2.15% 2/24/20		535,000	539,123
2.50% 4/15/21		4,330,000	4,418,583
Barclays 4.375% 1/12/26		2,690,000	2,644,862
BB&T 5.25% 11/1/19		10,852,000	11,914,248
BBVA Bancomer 144A 7.25% 4/22/20 #		765,000	852,975
Branch Banking & Trust
3.625% 9/16/25		365,000	382,776
3.80% 10/30/26		1,760,000	1,871,464
Citizens Financial Group 4.30% 12/3/25		2,050,000	2,123,261
City National 5.25% 9/15/20		2,075,000	2,329,266
Compass Bank 3.875% 4/10/25		2,280,000	2,142,436
Cooperatieve Rabobank
2.50% 9/4/20	NOK	5,290,000	670,918
2.50% 1/19/21		1,190,000	1,201,942
Credit Suisse Group Funding Guernsey
144A 3.125% 12/10/20 #		1,985,000	1,976,183
3.75% 3/26/25		2,505,000	2,397,530
Export Credit Bank of Turkey 144A
5.375% 2/8/21 #		250,000	255,013
Export-Import Bank of Korea
2.125% 2/11/21		1,455,000	1,461,369
144A 2.711% 12/5/19 #	CAD	210,000	167,238
144A 3.00% 5/22/18 #	NOK	1,100,000	137,282
Fifth Third Bancorp 2.875% 7/27/20		975,000	991,029
Fifth Third Bank 3.85% 3/15/26		2,240,000	2,299,347
Goldman Sachs Group
3.55% 2/12/21	CAD	400,000	324,752
3.577% 8/21/19 ●	AUD	550,000	419,063
5.20% 12/17/19	NZD	612,000	442,184
Huntington Bancshares 3.15% 3/14/21		1,150,000	1,169,759
ICICI Bank 144A 4.00% 3/18/26 #		1,105,000	1,111,358
Industrial & Commercial Bank of China
144A 4.875% 9/21/25 #		1,390,000	1,431,868
JPMorgan Chase
1.251% 1/28/19 ●		1,124,000	1,119,512
3.30% 4/1/26		7,510,000	7,580,399
3.50% 12/18/26	GBP	264,000	396,150
4.25% 11/2/18	NZD	1,840,000	1,298,915
KeyBank
3.30% 6/1/25		1,665,000	1,708,117
6.95% 2/1/28		4,255,000	5,299,905
Lloyds Banking Group
144A 4.582% 12/10/25 #		1,770,000	1,738,655
4.65% 3/24/26		1,160,000	1,151,910
Morgan Stanley
1.469% 1/24/19 ●		1,126,000	1,118,339
3.125% 8/5/21	CAD	972,000	772,436
3.875% 1/27/26		3,715,000	3,883,438
3.95% 4/23/27		340,000	341,117
5.00% 9/30/21	AUD	1,087,000	880,175
National City Bank 1.006% 6/7/17 ●		1,905,000	1,891,800
PNC Bank
1.85% 7/20/18		700,000	706,423
2.60% 7/21/20		705,000	720,924
3.30% 10/30/24		2,190,000	2,290,663
6.875% 4/1/18		5,710,000	6,255,533
Royal Bank of Scotland Group
4.80% 4/5/26		3,050,000	3,067,721
Santander UK 144A 5.00% 11/7/23 #		2,600,000	2,643,176
Santander UK Group Holdings
2.875% 10/16/20		1,000,000	996,925
3.125% 1/8/21		1,035,000	1,042,680
State Street
2.55% 8/18/20		2,245,000	2,313,569
3.10% 5/15/23		1,360,000	1,374,485
3.55% 8/18/25		2,510,000	2,673,878
SunTrust Banks
2.35% 11/1/18		685,000	690,164
2.90% 3/3/21		1,390,000	1,411,886

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
SVB Financial Group 3.50% 1/29/25		1,350,000	$1,336,742
Swedbank 144A 2.65% 3/10/21 #		2,585,000	2,616,622
Toronto-Dominion Bank
2.125% 4/7/21		1,755,000	1,752,017
2.50% 12/14/20		2,515,000	2,562,237
Turkiye Is Bankasi 144A
5.375% 10/6/21 #		1,350,000	1,350,243
U.S. Bancorp
2.35% 1/29/21		2,295,000	2,331,575
3.60% 9/11/24 @		2,640,000	2,785,042
UBS Group Funding Jersey
144A 3.00% 4/15/21 #		965,000	967,895
144A 4.125% 9/24/25 #		2,265,000	2,272,644
144A 4.125% 4/15/26 #		2,675,000	2,678,718
USB Capital IX 3.50% 10/29/49 @●		7,185,000	5,325,881
Wells Fargo
2.50% 3/4/21		1,070,000	1,084,263
2.55% 12/7/20		1,715,000	1,747,583
3.50% 9/12/29	GBP	654,000	971,045
Woori Bank
144A 2.875% 10/2/18 #		1,600,000	1,641,901
144A 4.75% 4/30/24 #		1,550,000	1,631,668
Zions Bancorporation 4.50% 6/13/23		2,150,000	2,203,204
			151,962,398
Basic Industry – 2.25%
Ball 5.25% 7/1/25		1,610,000	1,696,537
BHP Billiton Finance
3.00% 3/30/20	AUD	630,000	470,015
3.25% 9/25/24	GBP	325,000	474,694
BHP Billiton Finance USA 144A
6.25% 10/19/75 #●		1,430,000	1,444,300
CF Industries 6.875% 5/1/18		3,830,000	4,169,192
Corp Nacional del Cobre de Chile
144A 3.875% 11/3/21 #		1,000,000	1,025,597
144A 4.50% 9/16/25 #		1,045,000	1,067,915
Dow Chemical 8.55% 5/15/19		9,161,000	10,904,705
Georgia-Pacific 8.00% 1/15/24		5,210,000	6,727,829
Gerdau Holdings 144A 7.00% 1/20/20 #		130,000	125,775
Gerdau Trade 144A 4.75% 4/15/23 #		705,000	563,119
GTL Trade Finance 144A
5.893% 4/29/24 #		565,000	463,837
INVISTA Finance 144A
4.25% 10/15/19 #		2,465,000	2,378,725
Klabin Finance 144A 5.25% 7/16/24 #		855,000	809,386
Lundin Mining 144A 7.50% 11/1/20 #		1,195,000	1,147,200
Methanex 4.25% 12/1/24		1,515,000	1,267,291
Mexichem 144A 5.875% 9/17/44 #		1,260,000	1,135,575
MMC Norilsk Nickel
144A 5.55% 10/28/20 #		962,000	987,156
144A 6.625% 10/14/22 #		1,095,000	1,147,357
NOVA Chemicals 144A 5.00% 5/1/25 #		3,039,000	2,963,025
OCP
144A 4.50% 10/22/25 #		2,125,000	2,038,056
144A 6.875% 4/25/44 #		640,000	666,317
PolyOne 5.25% 3/15/23		812,000	812,000
PPG Industries 2.30% 11/15/19		1,770,000	1,796,571
Southern Copper 5.875% 4/23/45		2,085,000	1,860,370
WR Grace 144A 5.125% 10/1/21 #		345,000	359,663
			48,502,207
Brokerage – 0.21%
Affiliated Managers Group
3.50% 8/1/25		2,115,000	2,081,374
Jefferies Group
6.45% 6/8/27		893,000	943,084
6.50% 1/20/43		585,000	522,718
Lazard Group 6.85% 6/15/17		878,000	925,511
			4,472,687
Capital Goods – 0.92%
Cemex
144A 6.50% 12/10/19 #		1,270,000	1,309,687
144A 7.25% 1/15/21 #		1,215,000	1,266,637
144A 7.75% 4/16/26 #		735,000	755,139
Embraer Netherlands Finance
5.05% 6/15/25		1,435,000	1,268,181
Fortune Brands Home & Security
3.00% 6/15/20		1,310,000	1,327,288
General Electric Capital
2.10% 12/11/19		795,000	814,313
144A 3.80% 6/18/19 #		1,555,000	1,658,473
5.55% 5/4/20		1,295,000	1,493,930
6.00% 8/7/19		2,675,000	3,085,366
Lockheed Martin
2.50% 11/23/20		770,000	789,528
3.55% 1/15/26		1,610,000	1,708,868
Masco 3.50% 4/1/21		2,785,000	2,819,813
Owens-Brockway Glass Container 144A
5.875% 8/15/23 #		595,000	621,031
TransDigm 6.50% 7/15/24		35,000	34,902
Union Andina de Cementos 144A
5.875% 10/30/21 #		770,000	773,850
			19,727,006
Communications – 5.51%
21st Century Fox America
4.95% 10/15/45		2,395,000	2,570,702
Altice US Finance I 144A
5.375% 7/15/23 #		1,275,000	1,315,641
America Movil 5.00% 3/30/20		1,630,000	1,806,835
American Tower
2.80% 6/1/20		815,000	819,930
4.00% 6/1/25		3,010,000	3,111,013
4.40% 2/15/26		205,000	217,200

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
American Tower Trust I 144A
3.07% 3/15/23 #		2,430,000	$2,435,270
AT&T
3.60% 2/17/23		8,465,000	8,807,155
4.125% 2/17/26		2,480,000	2,624,269
Bell Canada 3.35% 3/22/23	CAD	773,000	626,155
CC Holdings GS V 3.849% 4/15/23		1,710,000	1,765,633
CCO Safari II 144A 4.908% 7/23/25 #		5,870,000	6,200,833
CenturyLink 5.80% 3/15/22		3,230,000	3,119,695
Colombia Telecomunicaciones 144A
5.375% 9/27/22 #		1,935,000	1,761,043
Columbus International 144A
7.375% 3/30/21 #		1,395,000	1,490,906
Comcast 3.15% 3/1/26		9,855,000	10,273,443
Crown Castle International
3.40% 2/15/21		1,110,000	1,127,778
4.45% 2/15/26		1,080,000	1,125,123
Crown Castle Towers 144A
4.883% 8/15/20 #		9,630,000	10,326,731
Deutsche Telekom International Finance
6.50% 4/8/22	GBP	416,000	743,387
Digicel 144A 6.00% 4/15/21 #		200,000	180,000
Digicel Group 144A 8.25% 9/30/20 #		2,005,000	1,729,313
Equinix 5.375% 4/1/23		2,331,000	2,424,240
Frontier Communications 144A
8.875% 9/15/20 #		1,865,000	1,944,263
Grupo Televisa 6.125% 1/31/46		1,200,000	1,278,000
GTP Acquisition Partners I 144A
2.35% 6/15/20 #		1,095,000	1,078,871
Level 3 Financing 5.375% 5/1/25		2,839,000	2,885,134
Millicom International Cellular 144A
6.625% 10/15/21 #		1,760,000	1,779,800
Mobile Telesystems 144A
8.625% 6/22/20 #		1,740,000	1,987,880
Myriad International Holdings 144A
5.50% 7/21/25 #		1,590,000	1,605,731
Neptune Finco 144A 6.625% 10/15/25 #		450,000	487,643
Omnicom Group 3.60% 4/15/26		1,755,000	1,801,439
SBA Tower Trust
144A 2.24% 4/16/18 #		1,800,000	1,788,103
144A 2.898% 10/15/19 #		1,300,000	1,306,151
SES 144A 3.60% 4/4/23 #		915,000	898,426
SES GLOBAL Americas Holdings 144A
5.30% 3/25/44 #		4,565,000	4,198,189
Sky 144A 3.75% 9/16/24 #		6,515,000	6,735,650
Sprint Communications
144A 7.00% 3/1/20 #		605,000	608,025
144A 9.00% 11/15/18 #		1,795,000	1,889,237
Time Warner 4.85% 7/15/45		2,760,000	2,818,614
Time Warner Cable 5.50% 9/1/41		600,000	597,047
T-Mobile USA 6.125% 1/15/22		1,359,000	1,409,963
UPCB Finance IV 144A
5.375% 1/15/25 #		1,198,000	1,218,965
Verizon Communications
3.25% 2/17/26	EUR	971,000	1,300,053
4.862% 8/21/46		4,272,000	4,523,185
Vimpel Communications 144A
7.748% 2/2/21 #		1,658,000	1,780,460
Virgin Media Secured Finance 144A
5.25% 1/15/26 #		2,805,000	2,819,025
Wind Acquisition Finance 144A
7.375% 4/23/21 #		1,215,000	1,105,650
WPP Finance 2010 5.625% 11/15/43		545,000	565,569
Zayo Group 6.00% 4/1/23		1,715,000	1,720,351
			118,733,719
Consumer Cyclical – 1.64%
Cencosud 144A 5.15% 2/12/25 #		1,835,000	1,859,013
CVS Health
2.80% 7/20/20		245,000	254,526
3.875% 7/20/25		1,485,000	1,605,575
144A 5.00% 12/1/24 #		621,000	713,177
Daimler 2.75% 12/10/18	NOK	5,560,000	697,998
Ford Motor Credit 3.336% 3/18/21		340,000	350,273
General Motors Financial
3.45% 4/10/22		3,055,000	3,003,645
4.375% 9/25/21		870,000	900,259
5.25% 3/1/26		1,365,000	1,430,394
Home Depot
2.00% 4/1/21		1,825,000	1,844,571
3.00% 4/1/26		3,050,000	3,205,873
Hyundai Capital America
144A 2.125% 10/2/17 #		1,570,000	1,574,503
144A 2.55% 2/6/19 #		685,000	689,864
144A 3.00% 3/18/21 #		965,000	977,544
Marriott International 3.375% 10/15/20		1,670,000	1,729,227
Nemak 144A 5.50% 2/28/23 #		1,560,000	1,610,700
Newell Rubbermaid 3.85% 4/1/23		315,000	327,179
O’Reilly Automotive 3.55% 3/15/26		1,110,000	1,144,338
QVC 5.45% 8/15/34		1,570,000	1,391,857
Sally Holdings 5.75% 6/1/22		47,000	49,409
Signet UK Finance 4.70% 6/15/24		3,115,000	3,091,927
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @		2,230,000	2,317,996
4.50% 10/1/34 @		410,000	393,217
Toyota Credit Canada 2.05% 5/20/20	CAD	400,000	310,745
Toyota Finance Australia
2.25% 8/31/16	NOK	1,230,000	149,127
3.04% 12/20/16	NZD	2,070,000	1,428,707
Toyota Motor Credit 2.80% 7/13/22		755,000	782,672
Tupy Overseas 144A
6.625% 7/17/24 #@		1,550,000	1,449,250
			35,283,566

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 2.99%
Amgen 4.00% 9/13/29	GBP	341,000	$522,573
Anheuser-Busch InBev Finance
3.65% 2/1/26		13,310,000	14,013,542
AstraZeneca 3.375% 11/16/25		3,125,000	3,240,966
Becton Dickinson 6.375% 8/1/19		3,600,000	4,105,555
Campbell Soup 3.30% 3/19/25		2,895,000	2,995,523
Celgene 3.25% 8/15/22		1,575,000	1,628,715
ENA Norte Trust 144A 4.95% 4/25/23 #		1,249,705	1,274,699
JB y Cia 144A 3.75% 5/13/25 #		2,650,000	2,672,896
JBS Investments 144A
7.75% 10/28/20 #		525,000	522,375
JBS USA 144A 5.75% 6/15/25 #		430,000	378,400
Johnson & Johnson 3.70% 3/1/46		840,000	884,342
Mallinckrodt International Finance 144A
5.50% 4/15/25 #		2,137,000	1,896,587
NuVasive 144A 2.25% 3/15/21 #		571,000	613,825
PepsiCo
2.85% 2/24/26		2,835,000	2,912,330
4.45% 4/14/46		815,000	911,018
Perrigo 4.00% 11/15/23		2,870,000	2,922,845
Perrigo Finance Unlimited
3.50% 12/15/21		815,000	831,777
Prestige Brands 144A
5.375% 12/15/21 #		652,000	663,410
Reynolds American
4.00% 6/12/22		2,255,000	2,453,893
4.45% 6/12/25		4,725,000	5,208,316
Stryker
2.625% 3/15/21		1,185,000	1,209,755
3.50% 3/15/26		1,085,000	1,126,733
Sysco 3.30% 7/15/26		4,560,000	4,635,067
Zimmer Biomet Holdings
3.375% 11/30/21		2,750,000	2,830,899
4.625% 11/30/19		3,645,000	3,945,166
			64,401,207
Electric – 6.08%
AES 5.50% 4/15/25		3,197,000	3,101,090
AES Gener
144A 5.00% 7/14/25 #		800,000	806,281
144A 5.25% 8/15/21 #		1,250,000	1,329,634
144A 8.375% 12/18/73 #@●		1,220,000	1,253,550
Alabama Power 4.30% 1/2/46		6,815,000	7,277,950
Ameren Illinois
3.25% 3/1/25		2,090,000	2,194,747
9.75% 11/15/18		5,900,000	7,088,838
American Transmission Systems 144A
5.25% 1/15/22 #		5,410,000	6,023,142
Appalachian Power
3.40% 6/1/25		550,000	563,789
4.45% 6/1/45		1,360,000	1,408,007
Berkshire Hathaway Energy
3.75% 11/15/23		3,405,000	3,639,380
Black Hills 3.95% 1/15/26 @		715,000	751,205
Cleveland Electric Illuminating
5.50% 8/15/24		365,000	421,478
CMS Energy 6.25% 2/1/20		2,210,000	2,541,792
ComEd Financing III 6.35% 3/15/33 @		2,055,000	2,224,400
Commonwealth Edison 4.35% 11/15/45		2,205,000	2,418,071
Consumers Energy 4.10% 11/15/45		640,000	677,487
DTE Energy 144A 3.30% 6/15/22 #		2,180,000	2,265,554
Duke Energy
3.75% 4/15/24		2,745,000	2,874,720
4.80% 12/15/45		2,465,000	2,633,372
Duke Energy Carolinas 3.875% 3/15/46		1,160,000	1,184,396
Electricite de France 144A
5.25% 12/29/49 #●		3,230,000	2,967,563
Enel 144A 8.75% 9/24/73 #●		3,512,000	3,915,880
Enel Finance International 144A
6.00% 10/7/39 #		1,275,000	1,501,491
Entergy 4.00% 7/15/22		1,820,000	1,932,596
Entergy Arkansas 3.50% 4/1/26		55,000	58,842
Entergy Louisiana
4.05% 9/1/23		4,045,000	4,424,211
4.95% 1/15/45		545,000	558,298
Exelon 144A 3.95% 6/15/25 #		2,445,000	2,538,778
Great Plains Energy 4.85% 6/1/21		1,195,000	1,302,177
Indiana Michigan Power
3.20% 3/15/23		1,455,000	1,473,334
4.55% 3/15/46		590,000	609,578
IPALCO Enterprises 5.00% 5/1/18		1,365,000	1,440,075
ITC Holdings 3.65% 6/15/24		1,365,000	1,368,754
Kansas City Power & Light
3.65% 8/15/25		3,445,000	3,563,611
LG&E & KU Energy 4.375% 10/1/21		3,765,000	4,084,347
Louisville Gas & Electric
4.375% 10/1/45		1,070,000	1,169,917
Metropolitan Edison 144A
4.00% 4/15/25 #		2,270,000	2,326,909
MidAmerican Energy 4.25% 5/1/46		4,250,000	4,572,418
National Rural Utilities Cooperative
Finance
2.30% 11/1/20		590,000	601,047
2.70% 2/15/23		2,530,000	2,572,074
3.25% 11/1/25		495,000	519,420
4.75% 4/30/43 ●		2,840,000	2,742,446
NextEra Energy Capital Holdings
2.40% 9/15/19		3,380,000	3,372,534
3.625% 6/15/23		1,320,000	1,359,480
NV Energy 6.25% 11/15/20		2,380,000	2,751,137
Pennsylvania Electric 5.20% 4/1/20		3,235,000	3,406,620

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Perusahaan Listrik Negara 144A
5.50% 11/22/21 #		2,560,000	$2,768,128
Public Service Electric & Gas
3.80% 3/1/46		225,000	230,334
Public Service of Oklahoma
5.15% 12/1/19		3,700,000	4,048,418
Puget Energy 6.00% 9/1/21		1,080,000	1,232,875
SCANA 4.125% 2/1/22		2,300,000	2,354,747
Trans-Allegheny Interstate Line 144A
3.85% 6/1/25 #		2,055,000	2,127,046
WEC Energy Group 3.55% 6/15/25		2,070,000	2,154,586
Westar Energy 3.25% 12/1/25		1,445,000	1,516,825
Wisconsin Electric Power
4.30% 12/15/45		1,280,000	1,398,726
Xcel Energy 3.30% 6/1/25		3,240,000	3,328,857
			130,972,962
Energy – 2.12%
AmeriGas Finance 7.00% 5/20/22		1,118,000	1,151,540
CNOOC Finance 2015 Australia
2.625% 5/5/20		1,135,000	1,138,158
Dominion Gas Holdings
4.60% 12/15/44		4,610,000	4,545,700
Energy Transfer Partners
4.75% 1/15/26		925,000	842,194
9.70% 3/15/19		2,189,000	2,422,050
EnLink Midstream Partners
4.15% 6/1/25		620,000	481,961
Enterprise Products Operating
3.70% 2/15/26		710,000	697,816
7.034% 1/15/68 ●		465,000	472,673
Lukoil International Finance 144A
3.416% 4/24/18 #		1,105,000	1,100,580
Murphy Oil USA 6.00% 8/15/23		1,485,000	1,544,400
NiSource Finance 6.125% 3/1/22		2,120,000	2,490,578
Noble Energy 5.05% 11/15/44		1,790,000	1,529,868
Occidental Petroleum
3.40% 4/15/26		1,390,000	1,405,018
4.40% 4/15/46		1,560,000	1,574,003
Pertamina Persero
144A 4.30% 5/20/23 #		1,055,000	1,031,724
144A 5.625% 5/20/43 #		1,060,000	938,881
Petrobras Global Finance
4.875% 3/17/20		830,000	692,801
5.875% 3/1/18		1,145,000	1,101,833
Petroleos Mexicanos
3.50% 7/23/20		380,000	373,350
144A 6.375% 2/4/21 #		370,000	395,530
6.50% 6/2/41		985,000	932,303
144A 6.875% 8/4/26 #		530,000	575,050
Petronas Global Sukuk 144A
2.707% 3/18/20 #		1,885,000	1,898,302
Plains All American Pipeline
8.75% 5/1/19		3,490,000	3,860,778
Regency Energy Partners
5.50% 4/15/23		623,000	556,917
5.875% 3/1/22		2,705,000	2,631,105
Williams Partners 7.25% 2/1/17		2,815,000	2,885,485
Woodside Finance
144A 3.65% 3/5/25 #		1,105,000	1,028,411
144A 8.75% 3/1/19 #		3,220,000	3,703,914
YPF
144A 8.50% 3/23/21 #		605,000	607,269
144A 8.75% 4/4/24 #		1,105,000	1,099,475
			45,709,667
Finance Companies – 0.61%
AerCap Ireland Capital 4.625% 7/1/22		1,525,000	1,561,219
Aviation Capital Group
144A 2.875% 9/17/18 #		155,000	155,826
144A 4.875% 10/1/25 #		1,085,000	1,075,506
144A 6.75% 4/6/21 #		1,885,000	2,122,981
Corp Financiera de Desarrollo
144A 4.75% 7/15/25 #		1,705,000	1,764,675
144A 5.25% 7/15/29 #●		825,000	833,250
General Electric 4.25% 1/17/18	NZD	420,000	295,680
Lazard Group 3.75% 2/13/25		1,495,000	1,382,456
Peachtree Corners Funding Trust 144A
3.976% 2/15/25 #		2,405,000	2,412,124
Temasek Financial I 144A
2.375% 1/23/23 #		1,615,000	1,636,200
			13,239,917
Healthcare – 0.46%
DaVita HealthCare Partners
5.00% 5/1/25		3,801,000	3,772,493
HCA 5.375% 2/1/25		3,615,000	3,659,067
HealthSouth
5.125% 3/15/23		595,000	595,744
5.75% 11/1/24		455,000	463,190
5.75% 9/15/25		485,000	492,517
Tenet Healthcare 4.50% 4/1/21		1,005,000	1,015,050
			9,998,061
Insurance – 1.92%
American International Group
3.30% 3/1/21		1,740,000	1,780,930
Berkshire Hathaway
2.75% 3/15/23		1,365,000	1,393,377
3.125% 3/15/26		2,105,000	2,161,054
Berkshire Hathaway Finance
2.90% 10/15/20		2,260,000	2,380,361
Five Corners Funding Trust 144A
4.419% 11/15/23 #		1,110,000	1,165,405

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Highmark
144A 4.75% 5/15/21 #@	1,255,000	$1,286,872
144A 6.125% 5/15/41 #@	525,000	550,203
MetLife
3.60% 4/10/24	2,525,000	2,615,097
6.40% 12/15/36	110,000	113,905
6.817% 8/15/18	225,000	251,002
MetLife Capital Trust X 144A
9.25% 4/8/38 #	3,120,000	4,239,300
Prudential Financial
4.50% 11/15/20	795,000	865,360
5.375% 5/15/45 ●	1,730,000	1,714,863
5.625% 6/15/43 ●	1,765,000	1,799,859
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	1,885,000	1,914,638
144A 4.125% 11/1/24 #	8,145,000	8,432,633
Trinity Acquisition
3.50% 9/15/21	505,000	514,368
4.40% 3/15/26	745,000	757,269
USI 144A 7.75% 1/15/21 #	268,000	269,005
Voya Financial 5.65% 5/15/53 ●	2,135,000	1,996,225
XLIT
4.45% 3/31/25	2,240,000	2,222,125
5.50% 3/31/45	2,045,000	1,969,047
6.50% 12/29/49 ●	1,410,000	979,950
		41,372,848
Media – 1.03%
CCO Holdings
144A 5.125% 5/1/23 #	1,150,000	1,173,000
5.25% 9/30/22	645,000	665,963
Cequel Communications Holdings I 144A
6.375% 9/15/20 #	1,165,000	1,159,175
CSC Holdings 5.25% 6/1/24	4,217,000	3,768,944
DISH DBS 5.00% 3/15/23	889,000	786,765
Gray Television 7.50% 10/1/20	1,697,000	1,798,820
Nielsen Finance 144A 5.00% 4/15/22 #	940,000	968,200
Numericable-SFR 144A
6.00% 5/15/22 #	1,840,000	1,803,200
Sinclair Television Group 144A
5.625% 8/1/24 #	1,940,000	1,959,400
Sirius XM Radio 144A 5.375% 4/15/25 #	3,756,000	3,831,120
Tribune Media 144A 5.875% 7/15/22 #	1,347,000	1,319,360
VTR Finance 144A 6.875% 1/15/24 #	3,135,000	3,064,463
		22,298,410
Real Estate Investment Trusts – 1.14%
CBL & Associates
4.60% 10/15/24	2,085,000	1,901,276
5.25% 12/1/23	430,000	409,037
Corporate Office Properties
3.60% 5/15/23	1,750,000	1,646,453
5.25% 2/15/24	1,755,000	1,809,282
DDR
7.50% 4/1/17	1,075,000	1,132,779
7.875% 9/1/20	1,845,000	2,218,993
Education Realty Operating Partnership
4.60% 12/1/24	2,190,000	2,169,307
Hospitality Properties Trust
4.50% 3/15/25	2,025,000	1,950,845
Host Hotels & Resorts
3.75% 10/15/23	710,000	693,829
4.50% 2/1/26	1,680,000	1,702,016
IRSA Propiedades Comerciales 144A
8.75% 3/23/23 #	1,005,000	1,009,020
Kimco Realty 3.40% 11/1/22	415,000	421,278
PLA Administradora Industrial 144A
5.25% 11/10/22 #	1,590,000	1,538,325
Regency Centers 5.875% 6/15/17	431,000	451,961
Simon Property Group
2.50% 7/15/21	790,000	807,819
3.30% 1/15/26	995,000	1,033,869
Trust F/1401 144A 5.25% 1/30/26 #	1,270,000	1,263,650
UDR 4.00% 10/1/25	710,000	738,922
W.P. Carey 4.60% 4/1/24	1,680,000	1,711,737
		24,610,398
Services – 0.61%
AECOM 5.875% 10/15/24	2,369,000	2,451,915
GEO Group
5.125% 4/1/23	770,000	752,675
5.875% 10/15/24	750,000	760,313
MGM Resorts International
6.00% 3/15/23	2,580,000	2,683,200
Total System Services
3.80% 4/1/21	530,000	545,661
4.80% 4/1/26	2,360,000	2,439,879
United Rentals North America
5.50% 7/15/25	3,445,000	3,439,970
5.75% 11/15/24	73,000	73,365
		13,146,978
Technology – 1.17%
Apple 3.25% 2/23/26	7,320,000	7,652,050
CDK Global 4.50% 10/15/24	1,660,000	1,647,093
Cisco Systems 2.20% 2/28/21	2,960,000	3,020,988
First Data
144A 5.00% 1/15/24 #	465,000	467,325
144A 5.75% 1/15/24 #	2,805,000	2,815,238
144A 7.00% 12/1/23 #	1,000,000	1,013,750
Jabil Circuit 7.75% 7/15/16	330,000	334,989
Micron Technology
144A 5.25% 8/1/23 #	620,000	509,950
5.50% 2/1/25	1,385,000	1,129,641
Oracle 3.25% 5/15/30	2,315,000	2,337,488

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
Samsung Electronics America 144A
1.75% 4/10/17 #	3,005,000	$3,002,509
Tencent Holdings 144A
3.375% 5/2/19 #	1,130,000	1,171,321
		25,102,342
Transportation – 0.83%
Air Canada 2015-1 Class A Pass
Through Trust 144A 3.60%
3/15/27 #⧫	1,294,444	1,237,812
American Airlines 2014-1 Class A Pass
Through Trust 3.70% 10/1/26 ⧫	1,059,552	1,038,361
American Airlines 2015-1 Class A Pass
Through Trust 3.375% 5/1/27 ⧫	685,846	669,558
American Airlines 2015-2 Class AA Pass
Through Trust 3.60% 9/22/27 ⧫	475,000	489,844
American Airlines 2016-1 Class AA Pass
Through Trust 3.575% 1/15/28 ⧫	745,000	766,419
Burlington Northern Santa Fe
4.15% 4/1/45	1,625,000	1,671,584
4.70% 9/1/45	1,785,000	1,992,926
CSX 3.35% 11/1/25	2,635,000	2,718,825
FedEx 4.75% 11/15/45	790,000	839,450
Penske Truck Leasing 144A
3.30% 4/1/21 #	1,815,000	1,810,600
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	819,886	847,557
United Airlines 2014-2 Class A Pass
Through Trust 3.75% 9/3/26 ⧫	1,383,537	1,385,267
United Parcel Service 5.125% 4/1/19	2,180,000	2,422,699
		17,890,902
Utilities – 0.26%
American Water Capital
3.40% 3/1/25	2,085,000	2,198,760
4.30% 9/1/45	625,000	661,319
Calpine
5.375% 1/15/23	747,000	727,862
5.50% 2/1/24	1,998,000	1,928,070
		5,516,011
Total Corporate Bonds
(cost $783,305,158)		798,392,759

Municipal Bonds – 0.87%
Atlanta, Georgia Water & Wastewater
Revenue
5.00% 11/1/40	1,070,000	1,253,869
Commonwealth of Massachusetts
Series A 5.00% 3/1/46	1,505,000	1,752,542
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	1,760,000	2,079,317
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	1,735,000	1,993,029
New York City Water & Sewer System
Second Generation Resolution 5.00%
6/15/46	1,555,000	1,822,584
New York City, New York
Series C 5.00% 8/1/26	810,000	1,024,075
Series C 5.00% 8/1/27	1,155,000	1,448,243
New York State Urban Development
(Personal Income Tax)
Series A 5.00% 3/15/26	875,000	1,118,329
Series A 5.00% 3/15/27	440,000	554,902
North Carolina State
Series A 5.00% 6/1/27	2,260,000	2,930,339
Oregon State Taxable Pension
5.892% 6/1/27	5,000	6,215
Texas State Transportation Commission
(Senior Lien Mobility Fund) Series A
5.00% 10/1/44	730,000	860,407
Texas Water Development Board
Series A 5.00% 10/15/45	1,700,000	2,020,569
Total Municipal Bonds
(cost $18,689,421)		18,864,420

Non-Agency Asset-Backed
Securities – 3.82%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	857,772	891,264
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	3,165,000	3,164,231
Series 2014-4 A2 1.43% 6/17/19	3,450,000	3,448,871
American Express Credit Account Master
Trust
Series 2013-2 A 0.856% 5/17/21 ●	960,000	961,533
American Express Credit Account
Secured Note Trust
Series 2012-4 A 0.676% 5/15/20 ●	6,750,000	6,743,630
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	1,480,000	1,491,153
Series 2013-1A A 144A
1.92% 9/20/19 #	1,850,000	1,833,386
Series 2014-1A A 144A
2.46% 7/20/20 #	2,005,000	2,005,036
Bank of America Credit Card Trust
Series 2014-A3 A 0.726% 1/15/20 ●	1,745,000	1,745,520
Series 2015-A1 A 0.766% 6/15/20 ●	6,740,000	6,744,756
California Republic Auto Receivables
Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	213,559	213,574

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities (continued)
Capital One Multi-Asset Execution Trust
Series 2007-A5 A5 0.476% 7/15/20 ●	2,900,000	$2,888,474
Chase Issuance Trust
Series 2014-A5 A5 0.806% 4/15/21 ●	2,355,000	2,352,793
Chesapeake Funding
Series 2012-2A A 144A
0.891% 5/7/24 #●	19,142	19,141
CIT Equipment Collateral
Series 2014-VT1 A2 144A
0.86% 5/22/17 #	765,375	764,164
Citibank Credit Card Issuance Trust
Series 2014-A6 A6 2.15% 7/15/21	2,860,000	2,922,014
Series 2014-A9 A9
0.682% 11/23/18 ●	5,240,000	5,239,999
Discover Card Execution Note Trust
Series 2013-A1 A1 0.736% 8/17/20 ●	1,010,000	1,009,746
Series 2014-A1 A1 0.866% 7/15/21 ●	1,560,000	1,561,249
Series 2015-A3 A 1.45% 3/15/21	2,060,000	2,064,853
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	1,111,116	1,100,391
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	1,665,000	1,663,833
Golden Credit Card Trust
Series 2014-2A A 144A
0.886% 3/15/21 #●	1,195,000	1,181,041
Series 2015-2A A 144A
2.02% 4/15/22 #	1,485,000	1,497,428
GreatAmerica Leasing Receivables
Funding
Series 2013-1 B 144A
1.44% 5/15/18 #	305,000	304,381
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	2,958,500	2,642,446
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	525,000	526,395
Hyundai Auto Lease Securitization Trust
Series 2015-A A3 144A
1.42% 9/17/18 #	3,400,000	3,406,399
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 0.998% 7/16/18 ●	1,315,000	1,315,086
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	10,414	11,059
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	2,135,000	2,120,325
Morgan Stanley ABS Capital I Trust
Series 2005-HE5 M1
1.063% 9/25/35 ●	1,656,657	1,648,557
New Century Home Equity Loan Trust
Series 2005-2 M1 0.863% 6/25/35 ●	905,017	903,152
Nissan Auto Lease Trust
Series 2015-B A2B
0.966% 12/15/17 ●	1,600,000	1,601,298
Penarth Master Issuer
Series 2015-1A A1 144A
0.84% 3/18/19 #●	885,000	882,168
PFS Financing
Series 2015-AA A 144A
1.056% 4/15/20 #●	750,000	740,407
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	1,740,000	1,739,431
Progress Residential Trust
Series 2015-SFR2 A 144A
2.74% 6/12/32 #	1,209,481	1,208,662
Synchrony Credit Card Master Note
Trust
Series 2012-6 A 1.36% 8/17/20	1,865,000	1,863,544
Series 2015-2 A 1.60% 4/15/21	2,885,000	2,889,104
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	5,050,000	4,992,729
Total Non-Agency Asset-Backed
Securities
(cost $82,702,168)		82,303,223

Non-Agency Collateralized Mortgage
Obligations – 1.17%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	76,661	76,508
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	93,710	94,156
Series 2005-3 2A1 5.50% 4/25/20	12,688	12,665
Series 2005-6 7A1 5.50% 7/25/20	83,235	81,295
ChaseFlex Trust
Series 2006-1 A4 4.709% 6/25/36 ●	1,490,000	1,235,172
CHL Mortgage Pass Through Trust
Series 2003-21 A1
2.781% 5/25/33 ⧫●	91	90
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	120,656	121,364
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 ϕ	1,800,000	1,781,180
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.427% 6/25/29 #●	897,451	922,678

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Collateralized Mortgage
Obligations (continued)
JPMorgan Mortgage Trust
Series 2014-2 B2 144A
3.427% 6/25/29 #●		335,455	$339,673
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●		1,050,000	1,051,694
Series 2015-4 B1 144A
3.636% 6/25/45 #●		1,133,423	1,102,916
Series 2015-4 B2 144A
3.636% 6/25/45 #●		813,108	774,801
Series 2015-5 B2 144A
2.897% 5/25/45 #●		1,115,105	1,040,538
Series 2015-6 B1 144A
3.652% 10/25/45 #●		791,496	815,261
Series 2015-6 B2 144A
3.652% 10/25/45 #●		766,761	774,541
JPMorgan Trust
Series 2015-1 B1 144A
2.666% 12/25/44 #●		1,442,239	1,423,929
Series 2015-1 B2 144A
2.666% 12/25/44 #●		1,199,387	1,160,919
MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33 ●		9,261	9,094
New Residential Mortgage Loan Trust
Series 2015-2A A1 3.75% 8/25/55 ●		1,848,735	1,909,185
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.673% 9/25/43 #●		1,052,885	1,046,999
Series 2014-2 A4 144A
3.50% 7/25/44 #●		1,351,938	1,380,931
Series 2015-1 B2 144A
3.892% 1/25/45 #●		876,626	884,848
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●		1,744,261	1,742,521
Series 2015-6 A1B 144A
2.75% 4/25/55 #●		1,768,775	1,764,867
Series 2016-1 A1B 144A
2.75% 2/25/55 #●		1,300,000	1,298,440
Washington Mutual Mortgage Pass
Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 ⧫		72,832	33,245
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-2 3A1 5.75% 3/25/36		394,159	400,024
Series 2006-3 A11 5.50% 3/25/36		368,720	374,155
Series 2006-AR5 2A1
3.10% 4/25/36 ●		322,834	300,635
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A
3.914% 3/20/45 #●		1,176,498	1,200,520
Total Non-Agency Collateralized
Mortgage Obligations
(cost $24,471,238)			25,154,844

Regional Bonds – 0.25% Δ
Argentina – 0.07%
Provincia de Buenos Aires 144A
9.95% 6/9/21 #		1,475,000	1,552,437
			1,552,437
Australia – 0.11%
New South Wales Treasury
4.00% 5/20/26	AUD	1,593,500	1,364,060
Queensland Treasury 144A
3.25% 7/21/26 #	AUD	1,228,000	961,171
			2,325,231
Canada – 0.07%
Province of Ontario Canada
3.45% 6/2/45	CAD	1,488,000	1,222,950
Province of Quebec Canada
6.00% 10/1/29	CAD	224,000	236,948
			1,459,898
Total Regional Bonds
(cost $5,281,497)			5,337,566

Senior Secured Loans – 6.30% «
Air Medical Group Holdings Tranche B
1st Lien 4.25% 4/28/22		3,477,466	3,399,223
Albertson’s Tranche B4 1st Lien
5.50% 8/25/21		2,110,995	2,115,613
Altice Financing Tranche B 1st Lien
5.25% 2/4/22		2,744,263	2,743,406
Amaya Holdings 1st Lien 5.00% 8/1/21		1,990,159	1,841,892
Applied Systems 2nd Lien
7.50% 1/23/22 @		2,121,929	2,011,854
Arnhold & S Bleichroeder Holdings
Tranche B 1st Lien 4.75% 12/31/22		1,266,825	1,250,990
Atkore International 2nd Lien
7.75% 10/9/21		510,000	473,025
Avago Technologies Cayman Finance
Tranche B 1st Lien 4.25% 2/1/23		3,655,000	3,641,546
Berry Plastics Group 1st Lien
4.00% 10/1/22		625,098	626,053
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20 @		1,860,000	1,717,710
Blue Ribbon 1st Lien 5.50% 11/13/21		1,517,468	1,513,675
Blue Ribbon 2nd Lien 9.25% 11/13/22		625,000	608,594

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans « (continued)
Builders FirstSource Tranche B 1st Lien
6.00% 7/31/22	2,906,617	$2,889,360
Caesars Growth Properties Holdings
Tranche B 1st Lien 6.25% 5/8/21 @	1,931,466	1,588,631
Calpine Tranche B 1st Lien
4.00% 1/15/23	438,900	437,117
CCO Safari III Tranche H 1st Lien
3.25% 8/24/21	329,000	328,794
CCO Safari III Tranche I 1st Lien
3.50% 1/21/23	987,000	989,380
CDS U.S. Intermediate Holdings 2nd
Lien 9.25% 6/24/23 @	270,000	247,050
CityCenter Holdings Tranche B 1st Lien
4.25% 10/16/20	1,028,887	1,029,637
Community Health Systems Tranche G
1st Lien 3.75% 12/31/19	918,916	904,622
Community Health Systems Tranche H
1st Lien 4.00% 1/27/21	2,332,475	2,297,927
DAE Aviation Holdings 1st Lien
5.25% 7/7/22	1,089,525	1,082,715
DaVita HealthCare Partners Tranche B
1st Lien 3.50% 6/24/21	2,063,250	2,070,020
Emdeon 1st Lien 3.75% 11/2/18	984,217	981,141
First Data Tranche B 1st Lien
4.182% 7/10/22	1,115,000	1,110,006
4.432% 3/24/21	2,959,831	2,956,318
First Data Tranche C1 1st Lien
3.932% 3/24/18	214,737	214,588
Flying Fortress 1st Lien 3.50% 4/30/20	282,500	282,500
FMG Resources August 2006 Pty
1st Lien 4.25% 6/30/19	673,274	570,599
Gardner Denver 1st Lien 4.25% 7/30/20	2,476,915	2,247,800
Gates Global 1st Lien 4.25% 7/6/21	2,215,754	2,095,273
GCP Applied Technologies Tranche B
1st Lien 5.25% 2/3/22 @	880,000	883,300
Green Energy Partners Tranche B
1st Lien 6.50% 11/13/21	561,000	527,340
HCA Tranche B6 1st Lien
3.683% 3/18/23	407,000	409,253
Hilton Worldwide Finance 1st Lien
3.50% 10/25/20	3,286,968	3,291,899
Houghton International 1st Lien
4.00% 12/20/19	399,629	383,644
Houghton International 2nd Lien
9.50% 12/21/20 @	570,000	544,350
Huntsman International Tranche B 1st
Lien 4.25% 3/31/23	435,000	433,913
Hyperion Insurance Group Tranche B
1st Lien 5.50% 4/30/22	1,757,250	1,660,601
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18	1,486,541	1,480,966
IBC Capital 1st Lien 4.75% 9/15/21 @	382,375	349,236
Ineos U.S. Finance Tranche B 1st Lien
3.75% 12/15/20	2,206,139	2,177,642
4.25% 3/31/22	509,847	503,554
J.C. Penney 1st Lien 6.00% 5/22/18	1,569,558	1,572,304
Keurig Green Mountain Tranche B 1st
Lien 5.25% 3/3/23	1,992,733	2,002,282
KIK Custom Products 1st Lien
6.00% 8/26/22 @	2,788,107	2,676,583
Kinetic Concepts Tranche E1 1st Lien
4.50% 5/4/18	544,417	542,120
Kraton Polymers Tranche B 1st Lien
6.00% 1/6/22	2,215,000	2,095,020
Landry’s Tranche B 1st Lien
4.00% 4/24/18	1,148,086	1,145,503
Level 3 Financing 1st Lien
4.00% 1/15/20	570,000	572,137
LTS Buyer 2nd Lien 8.00% 4/1/21 @	1,509,825	1,449,432
MacDermid Tranche B 1st Lien
5.50% 6/7/20	479,333	464,167
Marina District Finance Tranche B
1st Lien 6.50% 8/15/18	2,149,358	2,152,718
Mauser Holding Sarl 2nd Lien
8.75% 7/31/22 @	233,000	203,001
MGM Resorts International 1st Lien
3.50% 12/20/19	181,243	181,092
Microsemi Tranche B 1st Lien
5.25% 1/15/23	1,162,721	1,169,552
Mohegan Tribal Gaming Authority
Tranche B 5.50% 6/15/18	2,677,952	2,596,778
MPH Acquisition Holdings Tranche B 1st
Lien 3.75% 3/31/21	1,803,084	1,788,660
Neptune Finco Tranche B 1st Lien
5.00% 10/9/22	1,230,000	1,234,305
Numericable U.S. 1st Lien
4.50% 5/21/20	2,826,984	2,800,481
Numericable U.S. Tranche B2 1st Lien
4.50% 5/21/20	2,445,727	2,432,650
NXP Tranche B1 1st Lien
3.75% 12/7/20	2,364,075	2,373,125
ON Semiconductor Tranche B 1st Lien
5.25% 3/31/23	1,410,000	1,414,935
Panda Hummel Tranche B1 1st Lien
7.00% 10/27/22	540,000	502,200
Panda Liberty Tranche B 1st Lien
7.50% 8/21/20	1,977,000	1,808,955
PET Acquisition Merger Sub Tranche B1
1st Lien 5.75% 1/26/23 @	2,210,000	2,207,929
PQ 1st Lien 4.00% 8/7/17	2,320,534	2,303,546
Prime Security Services Borrower
1st Lien 5.00% 7/1/21	1,158,876	1,150,184

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans « (continued)
Prime Security Services Borrower
2nd Lien 9.75% 7/1/22 @		2,740,000	$2,534,500
Republic of Angola (Unsecured)
7.045% 12/16/23 @		4,385,000	3,661,475
Reynolds Group Holdings Tranche B
1st Lien 4.50% 12/1/18		1,270,091	1,271,173
Sable International Finance Tranche B1
1st Lien 5.50% 12/2/22		2,105,000	2,105,659
Sable International Finance Tranche B2
1st Lien 5.50% 12/2/22		1,720,000	1,718,925
SAM Finance Lux Tranche B 1st Lien
4.25% 12/17/20		3,083,916	3,076,847
Sensus USA 1st Lien 4.75% 5/9/17		1,461,642	1,456,161
Sensus USA 2nd Lien 8.50% 5/9/18 @		735,000	731,325
Sinclair Television Group Tranche B1
1st Lien 3.50% 7/31/21		204,560	204,432
Solera Tranche B 1st Lien 5.75% 3/3/23		2,270,000	2,270,202
Spectrum Brands 1st Lien
3.50% 6/23/22		926,105	930,447
Stardust Finance Holdings Tranche B
1st Lien 6.50% 3/13/22 @		3,203,297	3,167,260
Summit Materials Tranche B 1st Lien
4.00% 7/17/22		1,086,788	1,079,995
Surgical Care Affiliates Tranche B
1st Lien 4.25% 3/17/22		669,198	668,779
Team Health Tranche B 1st Lien
4.50% 11/23/22		2,224,425	2,225,815
T-Mobile USA Tranche B 1st Lien
3.50% 11/9/22		2,229,413	2,240,869
TransDigm Tranche E 1st Lien
3.50% 5/14/22		396,958	390,606
Tribune Media Tranche B 1st Lien
3.75% 12/27/20		1,086,788	1,083,609
U.S. Airways Tranche B1 1st Lien
3.50% 5/23/19		655,660	655,660
U.S. Airways Tranche B2 1st Lien
3.00% 11/23/16		232,260	232,393
Univar USA Tranche B 1st Lien
4.25% 7/1/22		349,245	344,807
Univision Communications 1st Lien
4.00% 3/1/20		484,719	480,478
Univision Communications Tranche C4
1st Lien 4.00% 3/1/20		1,878,652	1,862,551
USI 1st Lien 4.25% 12/27/19		1,064,101	1,049,469
Weight Watchers International 1st Lien
3.45% 4/2/16		759,335	749,843
Western Digital Tranche B 1st Lien
6.25% 3/30/23		1,085,000	1,073,472
Windstream Services Tranche B6 1st
Lien 5.75% 3/29/21		759,000	754,889
Total Senior Secured Loans
(cost $137,876,175)			135,774,057

Sovereign Bonds – 2.60% Δ
Australia – 0.03%
Australia Government Bond
3.75% 4/21/37	AUD	900,000	759,959
			759,959
Brazil – 0.16%
Brazil Notas do Tesouro Nacional Series
F 10.00% 1/1/23	BRL	4,718,000	1,111,732
Brazilian Government International Bond
5.00% 1/27/45		2,580,000	2,076,900
10.25% 1/10/28	BRL	1,600,000	353,761
			3,542,393
Canada – 0.02%
Canadian Government Bond
2.75% 12/1/48	CAD	496,000	448,208
			448,208
Colombia – 0.07%
Colombia Government International
Bond
4.50% 1/28/26		500,000	513,125
5.00% 6/15/45		1,131,000	1,057,485
			1,570,610
Costa Rica – 0.06%
Costa Rica Government International
Bond 5.625% 4/30/43		1,772,000	1,368,870
			1,368,870
Croatia – 0.08%
Croatia Government International Bond
144A 6.375% 3/24/21 #		1,545,000	1,691,098
			1,691,098
Dominican Republic – 0.16%
Dominican Republic International Bond
144A 6.875% 1/29/26 #		1,400,000	1,491,000
144A 7.50% 5/6/21 #		1,800,000	1,966,500
			3,457,500
Hungary – 0.06%
Hungary Government International Bond
5.375% 3/25/24		1,180,000	1,324,119
			1,324,119
Indonesia – 0.09%
Indonesia Government International
Bond
144A 4.875% 5/5/21 #		1,170,000	1,261,908
144A 5.125% 1/15/45 #		600,000	597,906
			1,859,814

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Sovereign Bonds Δ (continued)
Kazakhstan – 0.05%
Kazakhstan Government International
Bond 144A 5.125% 7/21/25 #		970,000	$1,002,253
			1,002,253
Mexico – 0.47%
Mexican Bonos
5.75% 3/5/26	MXN	148,204,900	8,464,874
6.50% 6/9/22	MXN	8,301,000	504,173
Mexico Government International Bond
3.60% 1/30/25		531,000	542,947
4.60% 1/23/46		600,000	587,250
			10,099,244
Mongolia – 0.05%
Mongolia Government International Bond
144A 10.875% 4/6/21 #		1,000,000	1,003,875
			1,003,875
Namibia – 0.03%
Namibia International Bonds 144A
5.25% 10/29/25 #		800,000	776,000
			776,000
New Zealand – 0.01%
New Zealand Government Bond
4.50% 4/15/27	NZD	206,000	163,326
			163,326
Norway – 0.02%
Norway Government Bond 144A
1.50% 2/19/26 #	NOK	3,870,000	480,809
			480,809
Panama – 0.07%
Panama Government International Bond
3.875% 3/17/28		1,510,000	1,528,875
			1,528,875
Paraguay – 0.08%
Paraguay Government International
Bond 144A 5.00% 4/15/26 #		1,700,000	1,712,750
			1,712,750
Peru – 0.12%
Peruvian Government International Bond
4.125% 8/25/27		1,742,000	1,833,455
144A 6.95% 8/12/31 #	PEN	2,336,000	687,211
			2,520,666
Philippines – 0.05%
Philippine Government International
Bond 6.25% 1/14/36	PHP	42,000,000	1,019,385
			1,019,385
Poland – 0.38%
Poland Government Bond
2.50% 7/25/26	PLN	17,759,000	4,625,693
3.25% 7/25/25	PLN	12,775,000	3,573,491
			8,199,184
Portugal – 0.03%
Portugal Government International Bond
144A 5.125% 10/15/24 #		600,000	609,096
			609,096
Republic of Korea – 0.13%
Inflation Linked Korea Treasury Bond
1.125% 6/10/23	KRW	3,299,708,885	2,892,624
			2,892,624
Serbia – 0.08%
Republic of Serbia 144A
4.875% 2/25/20 #		1,635,000	1,663,872
			1,663,872
Sri Lanka – 0.09%
Sri Lanka Government International Bond
144A 6.125% 6/3/25 #		2,020,000	1,857,895
			1,857,895
United Kingdom – 0.08%
United Kingdom Gilt
3.25% 1/22/44	GBP	668,600	1,150,208
3.50% 1/22/45	GBP	340,300	614,004
			1,764,212
Uruguay – 0.10%
Uruguay Government International Bond
4.375% 10/27/27		2,049,000	2,110,470
			2,110,470
Zambia – 0.03%
Zambia Government International Bond
144A 8.97% 7/30/27 #		700,000	581,000
			581,000
Total Sovereign Bonds
(cost $55,184,245)			56,008,107

Supranational Banks – 0.96%
Asian Development Bank
0.50% 3/24/20	AUD	1,279,000	895,016
European Bank for Reconstruction &
Development 7.375% 4/15/19	IDR	20,190,000,000	1,511,433
Inter-American Development Bank
6.00% 9/5/17	INR	152,200,000	2,279,570

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Supranational Banks (continued)
International Bank for Reconstruction &
Development
0.511% 4/17/19 ●		1,507,000	$1,501,160
1.625% 3/9/21		2,865,000	2,885,760
2.50% 11/25/24		1,507,000	1,581,248
3.50% 1/22/21	NZD	7,527,000	5,326,033
3.75% 2/10/20	NZD	1,200,000	858,066
4.625% 10/6/21	NZD	1,119,000	834,170
International Finance
2.125% 4/7/26		2,635,000	2,658,702
3.625% 5/20/20	NZD	472,000	336,026
Total Supranational Banks
(cost $20,542,991)			20,667,184

U.S. Treasury Obligations – 7.32%
U.S. Treasury Bonds
2.875% 8/15/45		16,330,000	17,177,756
3.00% 11/15/45		6,852,000	7,397,481
U.S. Treasury Notes
1.25% 3/31/21		73,835,000	73,922,937
1.375% 1/31/21		36,910,000	37,176,749
1.625% 2/15/26		2,955,000	2,912,176
2.25% 11/15/25 ∞		18,455,000	19,207,613
Total U.S. Treasury Obligations
(cost $156,765,175)			157,794,712

	Number of
	shares
Common Stock – 0.00%
Adelphia Recovery Trust @=†		1	0
Century Communications @=†		2,500,000	0
Total Common Stock (cost $75,684)			0

Convertible Preferred Stock – 0.26%
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49		483	549,654
Crown Castle International 4.50%
exercise price $85.77, expiration date
11/1/16		7,350	787,920
Exelon 6.50% exercise price $43.75,
expiration date 6/1/17		14,850	731,065
Halcon Resources 5.75% exercise price
$30.78, expiration date 12/31/49 @		611	21,079
Huntington Bancshares 8.50% exercise
price $11.95, expiration date
12/31/49 @		714	971,040
Maiden Holdings 7.25% exercise price
$15.17, expiration date 9/15/16		18,421	894,892
T-Mobile U.S. 5.50% exercise price
$31.02, expiration date 12/15/17		8,644	572,233
Wells Fargo 7.50% exercise price
$156.71, expiration date 12/31/49		813	979,673
Total Convertible Preferred Stock
(cost $5,949,536)			5,507,556

Preferred Stock – 0.50%
General Electric 5.00% ●		4,996,000	5,152,125
Integrys Energy Group 6.00% @●		84,450	2,230,012
PNC Preferred Funding Trust II 144A
1.856% #●		3,700,000	3,117,250
USB Realty 144A 1.769% #@●		300,000	240,000
Total Preferred Stock
(cost $10,535,540)			10,739,387

	Principal
	amount°
Short-Term Investments – 13.61%
Discount Notes – 8.02% ≠
Federal Home Loan Bank
0.32% 4/13/16		7,123,320	7,122,843
0.32% 5/20/16		13,379,710	13,375,161
0.325% 4/15/16		16,508,712	16,507,425
0.325% 4/22/16		20,561,311	20,558,905
0.328% 4/21/16		10,832,952	10,831,750
0.335% 5/2/16		15,996,262	15,992,823
0.34% 5/19/16		1,918,110	1,917,471
0.358% 5/18/16		31,974,659	31,964,235
0.38% 7/18/16		8,052,986	8,044,530
0.385% 6/8/16		13,367,798	13,360,218
0.387% 5/27/16		17,754,348	17,747,442
0.45% 8/15/16		15,363,386	15,340,756
			172,763,559
Repurchase Agreements – 5.59%
Bank of America Merrill Lynch
0.23%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $25,742,689 (collateralized by
U.S. government obligations 2.50%
7/15/16; market value $26,257,382)		25,742,524	25,742,524
Bank of Montreal
0.29%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $42,904,553 (collateralized by
U.S. government obligations
0.00%-8.75% 5/26/16-11/30/22;
market value $43,762,297)		42,904,207	42,904,207

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.30%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $51,816,701 (collateralized by
U.S. government obligations
0.00%–4.75% 5/15/16-8/15/44;
market value $52,852,595)	51,816,269	$51,816,269
		120,463,000
Total Short-Term Investments
(cost $293,205,857)		293,226,559
Total Value of Securities – 112.26%
(cost $2,398,212,809)		2,419,286,024

Liabilities Net of Receivables and Other Assets – (12.26%)✤		(264,134,787)
Net Assets Applicable to 205,604,192 Shares Outstanding – 100.00%		$2,155,151,237
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $398,222,631, which represents 18.48% of the Series’ net assets.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $55,729,308, which represents 2.59% of the Series’ net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

✤	Of this amount, $5,645,239 represents cash collateral for swap contracts as of March 31, 2016.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2016.

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-20

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(5,227,038)	USD	3,762,206	4/7/16	$(243,325)
BAML	CAD	(5,960,311)	USD	4,421,956	4/7/16	(167,383)
BAML	EUR	3,278,939	USD	(3,572,847)	4/7/16	159,078
BAML	JPY	(369,154,112)	USD	3,268,585	4/7/16	(12,341)
BAML	NZD	(8,840,867)	USD	5,805,886	4/7/16	(302,711)
BAML	RUB	158,523,728	USD	(2,338,798)	4/7/16	16,121
BNP	AUD	(2,477,456)	USD	1,764,226	4/7/16	(134,273)
BNP	INR	78,396,297	USD	(1,173,246)	4/7/16	9,113
BNP	NOK	(6,515,577)	USD	702,913	4/7/16	(84,483)
DB	PLN	17,758,811	USD	(4,768,746)	4/4/16	(9,610)
HSBC	GBP	(1,488,945)	USD	2,066,150	4/7/16	(72,393)
JPMC	KRW	(3,144,599,940)	USD	2,537,359	4/7/16	(207,219)
JPMC	PLN	(2,687,620)	USD	671,931	4/7/16	(48,270)
JPMC	SEK	2,366,400	USD	(276,916)	4/7/16	14,646
TD	GBP	(1,183,921)	USD	1,709,712	4/7/16	9,270
TD	JPY	178,236,099	USD	(1,582,972)	4/7/16	1,136
TD	MXN	81,496,368	USD	(4,735,683)	4/1/16	(19,199)
TD	NZD	(3,551,762)	USD	2,435,638	4/7/16	(18,451)
UBS	INR	70,937,164	USD	(1,038,666)	4/7/16	31,196
						$(1,079,098)

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(150)	E-mini S&P 500 Index	$(15,192,963)	$(15,386,250)	6/20/16	$(193,287)
407	U.S. Treasury 10 yr Notes	52,502,341	53,068,984	6/22/16	566,643
89	U.S. Treasury Long Bonds	14,662,032	14,634,938	6/22/16	(27,094)
		$51,971,410			$346,262

Swap Contracts
CDS Contracts1

				Annual			Unrealized
				Protection	Termination	Upfront	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[2]		Payments	Date	Payment	(Depreciation)[3]
	Protection Purchased:
GSC	ICE - CDX.NA.HY.25[4]		22,105,000	5.00%	12/20/20	$(470,294)	$(162,044)
JPMC	CDX.EM.25[5]		11,904,000	1.00%	6/20/21	1,007,611	26,822
	ICE - iTraxx Europe Crossover Series
JPMC	25.1[6]	EUR	7,515,000	5.00%	6/20/21	(696,071)	(84,434)
						$(158,754)	$(219,656)

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-21

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Interest Rate Swap Contracts7

		Fixed	Floating		Unrealized
Counterparty &		Interest Rate	Interest Rate	Termination	Appreciation
Referenced Obligation	Notional Value[2]	Received	Received	Date	(Depreciation)
CME - BOA 10 yr IRS	17,200,000	2.49%	0.629%	1/12/26	$636,096
CME - BOA 30 yr IRS	10,610,000	2.49%	0.629%	1/14/46	800,004
CME - BOA 30 yr IRS	7,780,000	2.50%	0.629%	1/12/46	620,842
CME - BOA 30 yr IRS	9,800,000	2.52%	0.629%	1/12/46	828,192
					$2,885,134

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $134,840.

4Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

5Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

6Markit’s iTraxx® Europe Crossover index is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

7An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – Banque Paribas
BOA – Bank of America
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North American High Yield
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-22

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations (continued):
IRS – Interest Rate Swap
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MASTR – Mortgage Asset Securitization Transactions, Inc.
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
REIT – Real Estate Investment Trust
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U. S. Dollar
yr – Year

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-23

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes
March 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust (Trust)-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation of	Depreciation of	Appreciation of
Investments	Investments	Investments	Investments
$2,398,217,602	$43,419,134	$(22,350,712)	$21,068,422

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-24

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$849,488,096	$3,105,060	$852,593,156
Collateralized Debt Obligations	—	32,386,268	—	32,386,268
Corporate Debt	—	830,387,052	—	830,387,052
Foreign Debt	—	82,012,857	—	82,012,857
Municipal Bonds	—	18,864,420	—	18,864,420
Senior Secured Loans[1]	—	125,152,618	10,621,439	135,774,057
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	4,936,823	570,733	—	5,507,556
Preferred Stock[1]	2,230,012	8,509,375	—	10,739,387
U.S. Treasury Obligations	—	157,794,712	—	157,794,712
Short-Term Investments	—	293,226,559	—	293,226,559
Total Value of Securities	$7,166,835	$2,398,392,690	$13,726,499	$2,419,286,024
Foreign Currency Exchange Contracts	$—	$(1,079,098)	$—	$(1,079,098)
Futures Contracts	346,262	—	—	346,262
Swap Contracts	—	(219,656)	—	(219,656)
Swap Contracts	—	2,885,134	—	2,885,134

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	—	99.64%	0.36%	100.00%
Senior Secured Loans	—	92.18%	7.82%	100.00%
Convertible Preferred Stock	89.64%	10.36%	—	100.00%
Preferred Stock	20.76%	79.24%	—	100.00%

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 866 [3/16] 5/16 (16635)	Diversified Income Series-25

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
March 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 95.39% Δ
Argentina – 3.72%
Arcos Dorados Holdings Class A @†	449,841	$1,686,904
Cresud ADR @†	326,450	3,799,878
Grupo Clarin Class B GDR 144A #@=	209,100	4,052,160
IRSA Inversiones y
Representaciones ADR @†	430,000	6,432,800
Pampa Energia ADR †	44,500	954,080
YPF ADR	106,800	1,909,584
		18,835,406
Bahrain – 0.07%
Aluminum Bahrain GDR 144A #@	91,200	357,978
		357,978
Brazil – 11.10%
Aes Tiete Energia	319,936	1,377,389
B2W Cia Digital @†	826,120	3,274,014
Banco Bradesco ADR	600,000	4,470,000
Banco Santander Brasil ADR	476,000	2,213,400
Braskem ADR	78,499	1,013,422
BRF ADR	341,500	4,856,130
Centrais Eletricas Brasileiras †	711,800	1,308,525
Cia Brasileira de Distribuicao ADR	395,790	5,505,439
Cia Hering	514,500	2,097,693
Cyrela Brazil Realty Empreendimentos e
Participacoes	266,900	769,750
Fibria Celulose ADR	450,000	3,816,000
Gerdau @	389,400	513,330
Gerdau ADR	444,900	791,922
Hypermarcas †	553,000	4,309,391
Itau Unibanco Holding ADR	665,500	5,716,645
JBS	393,784	1,198,114
Petroleo Brasileiro ADR †	488,906	2,855,211
Rumo Logistica Operadora Multimodal †	166,548	154,243
Telefonica Brasil ADR	350,000	4,371,500
Tim Participacoes ADR	500,000	5,530,000
		56,142,118
Chile – 0.86%
Sociedad Quimica y Minera de Chile
ADR	212,100	4,358,655
		4,358,655
China/Hong Kong – 23.96%
Alibaba Group Holding ADR †	70,000	5,532,100
Baidu ADR †	130,000	24,814,400
Bank of China	13,346,000	5,539,794
China Construction Bank	7,118,000	4,542,028
China Mengniu Dairy	1,448,000	2,303,405
China Mobile ADR	200,000	11,090,000
China Petroleum & Chemical	2,260,000	1,482,903
China Petroleum & Chemical ADR	42,234	2,751,545
China Unicom Hong Kong ADR	236,692	3,114,867
First Pacific	3,185,195	2,377,394
Fosun International	131,708	187,442
JD.com ADR †	91,700	2,430,050
Kunlun Energy	4,622,900	4,016,622
PetroChina Class H	3,000,000	1,995,527
PetroChina ADR	40,000	2,652,000
Qihoo 360 Technology ADR †	100,000	7,555,000
Qunar Cayman Islands ADR †	42,500	1,687,250
SINA †	200,000	9,474,000
Sohu.com @†	227,989	11,294,575
Tencent Holdings	412,500	8,422,980
Tianjin Development Holdings @	35,950	18,259
Tingyi Cayman Islands Holding	1,706,000	1,906,710
TravelSky Technology	3,700,441	6,058,203
		121,247,054
Colombia – 0.50%
Almacenes Exito	490,000	2,547,567
		2,547,567
France – 1.59%
Sanofi ADR	200,000	8,032,000
		8,032,000
India – 5.89%
Cairn India	473,000	1,098,887
Indiabulls Real Estate GDR †	44,628	37,800
MakeMyTrip †	100,000	1,809,000
RattanIndia Infrastructure GDR @=†	131,652	6,958
Reliance Communications †	1,194,362	901,780
Reliance Industries	800,000	12,626,524
Reliance Industries GDR 144A #	430,000	13,179,500
Sify Technologies ADR @	91,200	115,824
		29,776,273
Indonesia – 0.21%
Tambang Batubara Bukit Asam Persero	2,241,097	1,060,549
		1,060,549
Malaysia – 1.34%
Hong Leong Bank	1,549,790	5,362,595
UEM Sunrise	4,748,132	1,387,382
		6,749,977
Mexico – 6.71%
America Movil Class L ADR	210,742	3,272,823
Cemex ADR †	468,000	3,407,040
Fomento Economico Mexicano ADR	98,307	9,467,947
Grupo Financiero Banorte Class O	754,700	4,276,902
Grupo Lala	606,200	1,647,676
Grupo Televisa ADR	432,500	11,876,450
		33,948,838
Netherlands – 0.42%
Vimpelcom ADR	500,800	2,133,408
		2,133,408
Peru – 0.18%
Cia de Minas Buenaventura ADR †	125,440	923,238
		923,238

NQ-VIP-868 [3/16] 5/16 (16636)	Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock Δ (continued)
Poland – 1.04%
Jastrzebska Spolka Weglowa †	26,987	$99,740
Polski Koncern Naftowy Orlen	261,369	5,176,664
		5,276,404
Republic of Korea – 17.36%
CJ	45,695	7,811,623
Hite Jinro	150,000	3,790,661
KB Financial Group ADR	165,996	4,579,830
KCC	3,272	1,190,234
KT	99,830	2,601,376
LG Display ADR	188,309	2,152,372
LG Electronics	62,908	3,388,539
LG Uplus	500,000	4,831,235
Lotte Chilsung Beverage	8	12,725
Lotte Confectionery @	2,904	6,521,049
Samsung Electronics	19,654	22,548,136
Samsung Life Insurance	71,180	7,313,440
Samsung SDI	17,625	1,525,774
SK Communications †	95,525	319,503
SK Hynix	120,000	2,953,830
SK Telecom	16,491	3,006,622
SK Telecom ADR	660,000	13,312,200
		87,859,149
Russia – 5.14%
Chelyabinsk Zinc Plant GDR @†	69,200	427,455
Enel OGK-5 GDR	15,101	8,425
Etalon Group GDR 144A #@=	354,800	652,832
Gazprom ADR	783,900	3,380,961
Lukoil (London International Exchange)
ADR	133,500	5,128,403
MegaFon GDR	234,178	2,575,958
Mobile TeleSystems ADR	154,402	1,249,112
Sberbank of Russia @=	3,308,402	5,411,824
Surgutneftegas ADR	294,652	1,717,821
T Plus †	25,634	240
VTB Bank GDR	861,186	1,908,388
VTB Bank OJSC	411,634,850	469,810
Yandex Class A †	200,000	3,064,000
		25,995,229
South Africa – 2.83%
ArcelorMittal South Africa †	374,610	197,914
Impala Platinum Holdings †	135,751	432,160
Sasol	76,270	2,281,010
Sasol ADR	65,127	1,923,852
Standard Bank Group	287,970	2,584,050
Sun International	168,124	782,330
Tongaat-Hulett @	182,915	1,293,956
Vodacom Group	444,868	4,837,163
		14,332,435
Taiwan – 9.02%
Formosa Chemicals & Fibre	2,128,998	5,305,296
Hon Hai Precision Industry	1,005,188	2,648,519
MediaTek	1,000,000	7,674,621
Mitac Holdings	6,600,000	5,239,560
President Chain Store	890,000	6,484,744
Taiwan Semiconductor Manufacturing	2,375,864	11,959,047
United Microelectronics	6,688,461	2,763,999
United Microelectronics ADR	889,700	1,850,576
Walsin Lihwa †	6,477,100	1,718,694
		45,645,056
Thailand – 0.90%
Bangkok Bank-Foreign	638,091	3,301,096
PTT Exploration & Production - Foreign	617,051	1,232,173
		4,533,269
Turkey – 1.01%
Turkcell Iletisim Hizmetleri	368,462	1,549,533
Turkiye Sise ve Cam Fabrikalari	2,739,052	3,557,715
		5,107,248
United Kingdom – 0.17%
Anglo American ADR	92,815	361,050
Griffin Mining @†	1,642,873	508,489
		869,539
United States – 1.37%
Avon Products	241,200	1,160,172
Yahoo †	157,300	5,790,213
		6,950,385
Total Common Stock
(cost $565,533,944)		482,681,775

Exchange-Traded Fund – 1.64%
iShares MSCI Turkey	190,000	8,329,600
Total Exchange-Traded Fund
(cost $8,387,114)		8,329,600

Preferred Stock – 5.66%
Brazil – 1.17%
Braskem Class A 5.28%	288,768	1,866,413
Centrais Eletricas Brasileiras
Class B 0.79%	233,700	681,800
Petroleo Brasileiro Class A ADR †	403,795	1,829,191
Vale Class A 2.56%	489,400	1,551,642
		5,929,046
Republic of Korea – 2.38%
CJ 1.32% @	28,030	2,365,246
Samsung Electronics 2.03%	9,995	9,675,118
		12,040,364
Russia – 2.11%
AK Transneft @=†	3,887	10,668,494
		10,668,494
Total Preferred Stock
(cost $28,454,111)		28,637,904

NQ-VIP-868 [3/16] 5/16 (16636)	Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #@=†	100,339	$0
Lehman Oil & Natural Gas
CW 12 LEPO @=†	146,971	0
Total Participation Notes
(cost $4,952,197)		0

Total Value of Securities – 102.69%
(cost $607,327,366)		$519,649,279
Liabilities Net of Receivables and Other Assets – (2.69%)		(13,626,537)
Net Assets Applicable to 29,456,367 Shares Outstanding – 100.00%		$506,022,742
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $18,242,470, which represents 3.61% of the Series’ net assets.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $59,402,025, which represents 11.74% of the Series’ net assets.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $20,792,268, which represents 4.11% of the Series’ net assets.

†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
OJSC – Open Joint Stock Company

NQ-VIP-868 [3/16] 5/16 (16636)	Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes
March 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts (and foreign cross currency exchange contracts) are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation of Investments	Depreciation of Investments	Depreciation of Investments
$607,327,366	$109,897,548	$(197,575,635)	$(87,678,087)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-868 [3/16] 5/16 (16636)	Emerging Markets Series-4

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$14,783,246	$4,052,160	$—	$18,835,406
Bahrain	—	357,978	—	357,978
Brazil	56,142,118	—	—	56,142,118
Chile	4,358,655	—	—	4,358,655
China/Hong Kong	121,247,054	—	—	121,247,054
Colombia	2,547,567	—	—	2,547,567
France	8,032,000	—	—	8,032,000
India	29,769,315	6,958	—	29,776,273
Indonesia	1,060,549	—	—	1,060,549
Malaysia	6,749,977	—	—	6,749,977
Mexico	33,948,838	—	—	33,948,838
Netherlands	2,133,408	—	—	2,133,408
Peru	923,238	—	—	923,238
Poland	5,276,404	—	—	5,276,404
Republic of Korea	87,859,149	—	—	87,859,149
Russia	19,503,118	6,492,111	—	25,995,229
South Africa	14,332,435	—	—	14,332,435
Taiwan	45,645,056	—	—	45,645,056
Thailand	4,533,269	—	—	4,533,269
Turkey	5,107,248	—	—	5,107,248
United Kingdom	869,539	—	—	869,539
United States	6,950,385	—	—	6,950,385
Exchange-Traded Fund	8,329,600	—	—	8,329,600
Preferred Stock[1]	17,969,410	10,668,494	—	28,637,904
Total Value of Securities	$498,071,578	$21,577,701	$—	$519,649,279
____________________

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 62.75% and 37.25%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-868 [3/16] 5/16 (16636)	Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Schedule of investments
March 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.45%
Consumer Discretionary – 27.72%
DineEquity	326,484	$30,503,400
Dunkin’ Brands Group	596,303	28,127,613
Liberty TripAdvisor Holdings Class A †	589,988	13,074,134
Outfront Media	1,003,424	21,172,246
Pandora Media †	1,607,890	14,390,616
Quotient Technology †	689,000	7,303,400
Sally Beauty Holdings †	1,286,959	41,671,732
Shutterstock †	433,564	15,924,806
		172,167,947
Energy – 3.51%
Core Laboratories (Netherlands)	193,801	21,785,170
		21,785,170
Financial Services – 15.95%
Affiliated Managers Group †	122,086	19,826,766
Equity Commonwealth †	1,188,770	33,547,089
Heartland Payment Systems	97,957	9,459,707
LendingClub †	1,236,163	10,260,153
MSCI Class A	297,491	22,038,133
WisdomTree Investments	341,923	3,908,180
		99,040,028
Healthcare – 11.54%
ABIOMED †	290,499	27,542,210
athenahealth †	97,238	13,494,690
Bio-Techne	324,200	30,643,384
		71,680,284
Producer Durables – 13.43%
Expeditors International of Washington	399,564	19,502,719
Graco	392,931	32,990,487
Zebra Technologies †	448,503	30,946,707
		83,439,913
Technology – 21.28%
Arista Networks †	163,523	10,318,301
Blackbaud	537,889	33,827,839
Ellie Mae †	135,862	12,314,532
Logitech International Class R	1,386,093	22,055,247
NIC	672,621	12,127,357
Paycom Software †	161,928	5,764,637
VeriFone Systems †	1,028,394	29,041,847
Yelp †	338,180	6,723,018
		132,172,778
Utilities – 4.02%
j2 Global	405,825	24,990,704
		24,990,704
Total Common Stock
(cost $444,757,132)		605,276,824

	Principal
	amount°
Short-Term Investments – 2.26%
Discount Notes – 0.75% ≠
Federal Home Loan Bank
0.34% 5/18/16	158,127	158,076
0.34% 5/19/16	6,306	6,304
0.37% 4/15/16	1,139,665	1,139,576
0.375% 4/21/16	797,998	797,910
0.375% 4/22/16	884,086	883,982
0.385% 6/8/16	228,858	228,728
0.53% 8/15/16	1,436,759	1,434,643
		4,649,219
Repurchase Agreement – 1.51%
Bank of America Merrill Lynch
0.23%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $2,006,837 (collateralized by
U.S. government obligations
2.50% 7/15/16; market value $2,046,961)	2,006,824	2,006,824
Bank of Montreal
0.29%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $3,344,734 (collateralized by
U.S. government obligations
0.00%–8.75%5/26/16–11/30/22;
market value $3,411,601)	3,344,707	3,344,707
BNP Paribas
0.30%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $4,039,503 (collateralized by
U.S. government obligations
0.00%–4.75% 5/15/16–8/15/44;
market value $4,120,259)	4,039,469	4,039,469
		9,391,000
Total Short-Term Investments
(cost $14,039,158)		14,040,219

Total Value of Securities – 99.71%
(cost $458,796,290)		619,317,043
Receivables and Other Assets Net of Liabilities – 0.29%		1,788,855
Net Assets Applicable to 20,948,668 Shares Outstanding – 100.00%		$621,105,898

NQ-VIP- 874 [3/16] 5/16 (16633)	Smid Cap Growth Series-1

Delaware VIP® Smid Cap Growth Series
Schedule of investments (continued)

____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-VIP- 874 [3/16] 5/16 (16633)	Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes
March 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust (Trust) – Delaware VIP Smid Cap Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate Unrealized	Aggregate Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$458,796,290	$203,079,996	$(42,559,243)	$160,520,753

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$605,276,824	$—	$605,276,824
Short-Term Investments	—	14,040,219	14,040,219
Total Value of Securities	$605,276,824	$14,040,219	$619,317,043

NQ-VIP- 874 [3/16] 5/16 (16633)	Smid Cap Growth Series-3

(Unaudited)

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 874 [3/16] 5/16 (16633)	Smid Cap Growth Series-4

Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of investments
March 31, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bond – 0.16%
Clearwire Communications 144A 8.25%
exercise price $7.08, maturity date
12/1/40 #@	432,000	$432,000
Total Convertible Bond
(cost $443,985)		432,000

Corporate Bonds – 86.04%
Automotive – 1.22%
American Tire Distributors 144A
10.25% 3/1/22 #	1,270,000	1,149,350
Goodyear Tire & Rubber
5.125% 11/15/23	1,310,000	1,346,025
Group 1 Automotive 144A
5.25% 12/15/23 #	905,000	898,213
		3,393,588
Banking – 4.27%
JPMorgan Chase 6.75% 8/29/49 ●	3,740,000	4,111,195
Lloyds Banking Group 7.50% 4/30/49 ●	1,450,000	1,438,980
Popular 7.00% 7/1/19	1,805,000	1,762,131
Royal Bank of Scotland Group
8.00% 12/29/49 ●	2,035,000	1,945,460
Santander Issuances 5.179% 11/19/25	400,000	387,261
US Bancorp 5.125% 12/29/49 ●	2,150,000	2,193,107
		11,838,134
Basic Industry – 8.09%
AK Steel 7.625% 5/15/20	954,000	601,020
ArcelorMittal
6.50% 3/1/21	905,000	895,950
10.85% 6/1/19	325,000	364,813
Ball
4.375% 12/15/20	510,000	531,675
5.25% 7/1/25	1,500,000	1,580,625
BHP Billiton Finance USA 144A
6.25% 10/19/75 #●	440,000	444,400
Builders FirstSource
144A 7.625% 6/1/21 #	1,510,000	1,577,950
144A 10.75% 8/15/23 #	1,540,000	1,559,250
Cemex
144A 7.25% 1/15/21 #	1,695,000	1,767,037
144A 7.75% 4/16/26 #	415,000	426,371
Chemours
144A 6.625% 5/15/23 #	475,000	389,500
144A 7.00% 5/15/25 #	420,000	338,100
FMG Resources August 2006 144A
6.875% 4/1/22 #	675,000	543,375
Freeport-McMoRan 2.30% 11/14/17	850,000	788,375
Joseph T Ryerson & Son
11.25% 10/15/18 @	438,000	295,650
Kissner Milling 144A 7.25% 6/1/19 #@	710,000	669,175
Kraton Polymers 144A
10.50% 4/15/23 #	670,000	634,825
NCI Building Systems 144A
8.25% 1/15/23 #	865,000	914,737
New Gold
144A 6.25% 11/15/22 #	465,000	395,250
144A 7.00% 4/15/20 #	560,000	537,600
NOVA Chemicals 144A 5.00% 5/1/25 #	1,060,000	1,033,500
Rayonier AM Products 144A
5.50% 6/1/24 #	914,000	754,050
Standard Industries
144A 5.125% 2/15/21 #	265,000	272,619
144A 5.50% 2/15/23 #	250,000	256,875
144A 6.00% 10/15/25 #	955,000	1,014,687
Steel Dynamics 5.50% 10/1/24	1,295,000	1,314,425
Summit Materials
6.125% 7/15/23	1,540,000	1,470,700
144A 8.50% 4/15/22 #	380,000	394,250
TPC Group 144A 8.75% 12/15/20 #	917,000	646,485
		22,413,269
Capital Goods – 4.96%
Ardagh Packaging Finance 144A
6.00% 6/30/21 #	1,535,000	1,465,925
BWAY Holding 144A 9.125% 8/15/21 #	975,000	875,063
Gardner Denver 144A 6.875% 8/15/21 #	1,735,000	1,427,037
Huntington Ingalls Industries 144A
5.00% 12/15/21 #	340,000	358,275
James Hardie International Finance 144A
5.875% 2/15/23 #	1,320,000	1,339,800
KLX 144A 5.875% 12/1/22 #	1,380,000	1,380,000
Manitowoc Foodservice 144A
9.50% 2/15/24 #	395,000	432,525
Plastipak Holdings 144A
6.50% 10/1/21 #	1,450,000	1,421,000
Reynolds Group Issuer 6.875% 2/15/21	915,000	947,597
Signode Industrial Group 144A
6.375% 5/1/22 #	1,380,000	1,260,975
StandardAero Aviation Holdings 144A
10.00% 7/15/23 #	1,470,000	1,411,200
TransDigm
6.50% 7/15/24	840,000	837,648
6.50% 5/15/25	600,000	588,750
		13,745,795
Consumer Cyclical – 8.55%
American Builders & Contractors Supply
144A 5.75% 12/15/23 #	775,000	807,937
Beacon Roofing Supply 144A
6.375% 10/1/23 #	1,030,000	1,096,950
Boyd Gaming
144A 6.375% 4/1/26 #	545,000	568,163
6.875% 5/15/23	1,215,000	1,300,050
Caleres 6.25% 8/15/23	1,050,000	1,055,250

NQ-VIP- 876 [3/16] 5/16 (16639)	High Yield Series-1

Delaware VIP® High Yield Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
HD Supply 144A 5.75% 4/15/24 #	735,000	$757,050
JC Penney 8.125% 10/1/19	505,000	521,413
L Brands 6.875% 11/1/35	1,500,000	1,635,300
Landry’s 144A 9.375% 5/1/20 #	1,762,000	1,858,910
LKQ 4.75% 5/15/23	615,000	601,163
M/I Homes 6.75% 1/15/21	1,101,000	1,087,237
MGM Resorts International
6.00% 3/15/23	2,385,000	2,480,400
Mohegan Tribal Gaming Authority
9.75% 9/1/21	1,840,000	1,895,200
Neiman Marcus Group 144A
8.00% 10/15/21 #	535,000	462,775
PulteGroup 5.50% 3/1/26	315,000	325,631
Rite Aid 144A 6.125% 4/1/23 #	1,785,000	1,898,794
Sabre GLBL 144A 5.25% 11/15/23 #	1,350,000	1,380,240
Sally Holdings 5.625% 12/1/25	1,395,000	1,492,650
Tempur Sealy International 144A
5.625% 10/15/23 #	1,285,000	1,328,369
Wynn Las Vegas 144A 5.50% 3/1/25 #	1,190,000	1,126,037
		23,679,519
Consumer Non-Cyclical – 5.91%
Amsurg 5.625% 7/15/22	1,375,000	1,421,406
Ashtead Capital 144A 6.50% 7/15/22 #	755,000	805,963
Constellation Brands
4.25% 5/1/23	215,000	220,913
4.75% 11/15/24	370,000	387,575
4.75% 12/1/25	405,000	421,200
Cott Beverages 5.375% 7/1/22	450,000	459,000
Dean Foods 144A 6.50% 3/15/23 #	1,095,000	1,129,219
JBS USA 144A 5.75% 6/15/25 #	2,270,000	1,997,600
Kronos Acquisition Holdings 144A
9.00% 8/15/23 #	1,235,000	1,142,375
Post Holdings
7.375% 2/15/22	970,000	1,029,413
144A 7.75% 3/15/24 #	1,180,000	1,300,950
Prestige Brands
144A 5.375% 12/15/21 #	1,405,000	1,429,587
144A 6.375% 3/1/24 #	250,000	261,875
Spectrum Brands
6.125% 12/15/24	2,040,000	2,187,900
6.625% 11/15/22	1,045,000	1,135,121
SUPERVALU 7.75% 11/15/22	1,205,000	1,027,263
		16,357,360
Energy – 7.44%
AmeriGas Finance 7.00% 5/20/22	1,055,000	1,086,650
Antero Resources
5.125% 12/1/22	390,000	355,875
5.375% 11/1/21	550,000	511,500
6.00% 12/1/20	255,000	243,525
Calumet Specialty Products Partners
7.625% 1/15/22	1,524,000	1,085,850
Concho Resources
5.50% 10/1/22	635,000	627,063
5.50% 4/1/23	755,000	743,675
Energy Transfer Equity 7.50% 10/15/20	315,000	304,763
EnLink Midstream Partners
2.70% 4/1/19	625,000	558,429
4.15% 6/1/25	1,047,000	813,892
Freeport-McMoran Oil & Gas
6.50% 11/15/20	740,000	595,700
Genesis Energy
5.75% 2/15/21	1,155,000	1,045,275
6.75% 8/1/22	655,000	609,150
Hilcorp Energy I
144A 5.00% 12/1/24 #	742,000	628,845
144A 5.75% 10/1/25 #	691,000	597,715
Murphy Oil USA 6.00% 8/15/23	1,320,000	1,372,800
Newfield Exploration 5.625% 7/1/24	1,015,000	956,637
Noble Energy 5.625% 5/1/21	2,935,000	2,952,895
Noble Holding International
5.00% 3/16/18	755,000	701,623
NuStar Logistics 6.75% 2/1/21	1,325,000	1,245,500
Regency Energy Partners
5.875% 3/1/22	630,000	612,790
Targa Resources Partners
144A 6.625% 10/1/20 #	160,000	158,800
144A 6.75% 3/15/24 #	1,330,000	1,313,375
6.875% 2/1/21	770,000	758,450
Transocean 6.00% 3/15/18	760,000	718,200
		20,598,977
Financial Services – 1.10%
Ally Financial 5.75% 11/20/25	1,740,000	1,709,550
International Lease Finance
5.875% 8/15/22	1,225,000	1,333,719
		3,043,269
Healthcare – 9.05%
Air Medical Merger Sub 144A
6.375% 5/15/23 #	1,500,000	1,413,750
Community Health Systems
6.875% 2/1/22	1,549,000	1,405,717
DaVita HealthCare Partners
5.00% 5/1/25	2,125,000	2,109,063
5.125% 7/15/24	415,000	419,928
HCA
5.25% 6/15/26	375,000	385,313
5.375% 2/1/25	2,235,000	2,262,245
5.875% 2/15/26	745,000	769,213
HealthSouth
5.75% 11/1/24	1,550,000	1,577,900
5.75% 9/15/25	740,000	751,470
Hill-Rom Holdings 144A 5.75% 9/1/23 #	1,430,000	1,487,200
IASIS Healthcare 8.375% 5/15/19	2,264,000	2,244,190

NQ-VIP- 876 [3/16] 5/16 (16639)	High Yield Series-2

Delaware VIP® High Yield Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Kinetic Concepts
144A 7.875% 2/15/21 #	455,000	$482,300
10.50% 11/1/18	614,000	618,605
12.50% 11/1/19	475,000	414,732
LifePoint Health 5.875% 12/1/23	1,550,000	1,623,625
Mallinckrodt International Finance
4.75% 4/15/23	155,000	127,875
144A 5.625% 10/15/23 #	865,000	789,313
MEDNAX 144A 5.25% 12/1/23 #	1,410,000	1,469,925
MPH Acquisition Holdings 144A
6.625% 4/1/22 #	1,240,000	1,292,700
Sterigenics-Nordion Holdings 144A
6.50% 5/15/23 #	1,675,000	1,675,000
Tenet Healthcare
6.75% 6/15/23	300,000	288,750
8.125% 4/1/22	1,400,000	1,447,250
		25,056,064
Insurance – 1.67%
HUB International
144A 7.875% 10/1/21 #	1,800,000	1,777,500
144A 9.25% 2/15/21 #	395,000	410,800
USI 144A 7.75% 1/15/21 #	1,425,000	1,430,344
XLIT 6.50% 12/29/49 ●	1,443,000	1,002,885
		4,621,529
Media – 10.69%
Altice Luxembourg 144A
7.75% 5/15/22 #	1,095,000	1,083,042
Altice US Finance 144A
7.75% 7/15/25 #	495,000	486,337
CCO Holdings
144A 5.375% 5/1/25 #	620,000	632,400
144A 5.875% 4/1/24 #	325,000	341,250
144A 5.875% 5/1/27 #	1,160,000	1,186,100
CCOH Safari 144A 5.75% 2/15/26 #	1,010,000	1,047,875
Columbus International 144A
7.375% 3/30/21 #	735,000	785,531
CSC Holdings 5.25% 6/1/24	1,915,000	1,711,531
DISH DBS 5.875% 11/15/24	1,130,000	1,041,013
Gray Television 7.50% 10/1/20	2,105,000	2,231,300
Lamar Media 144A 5.75% 2/1/26 #	1,282,000	1,349,305
Midcontinent Communications &
Midcontinent Finance 144A
6.875% 8/15/23 #	835,000	868,400
Neptune Finco
144A 6.625% 10/15/25 #	380,000	411,787
144A 10.125% 1/15/23 #	570,000	611,325
144A 10.875% 10/15/25 #	490,000	533,855
Numericable-SFR 144A
6.00% 5/15/22 #	1,400,000	1,372,000
RCN Telecom Services 144A
8.50% 8/15/20 #	1,065,000	1,068,994
Sinclair Television Group 144A
5.625% 8/1/24 #	2,710,000	2,737,100
Sirius XM Radio 144A 5.375% 4/15/25 #	1,360,000	1,387,200
Tribune Media 144A 5.875% 7/15/22 #	1,520,000	1,488,809
Unitymedia 144A 6.125% 1/15/25 #	905,000	945,164
Univision Communications 144A
8.50% 5/15/21 #	1,360,000	1,392,300
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	1,470,000	1,477,350
VTR Finance 144A 6.875% 1/15/24 #	1,895,000	1,852,363
WideOpenWest Finance
10.25% 7/15/19	1,571,000	1,578,855
		29,621,186
Services – 8.08%
ADT 6.25% 10/15/21	1,365,000	1,378,650
Avis Budget Car Rental 144A
5.25% 3/15/25 #	1,870,000	1,718,063
BlueLine Rental Finance 144A
7.00% 2/1/19 #	1,045,000	967,931
Communications Sales & Leasing
144A 6.00% 4/15/23 #	560,000	546,000
8.25% 10/15/23	645,000	599,850
ESH Hospitality 144A 5.25% 5/1/25 #	2,015,000	1,969,663
ExamWorks Group 5.625% 4/15/23	1,595,000	1,632,881
GEO Group
5.125% 4/1/23	625,000	610,937
5.875% 10/15/24	1,175,000	1,191,156
GFL Environmental 144A
9.875% 2/1/21 #	925,000	966,625
Hertz 7.50% 10/15/18	300,000	305,550
Iron Mountain 144A 6.00% 10/1/20 #	1,305,000	1,378,406
Mattamy Group 144A 6.50% 11/15/20 #	1,795,000	1,624,475
OPE KAG Finance Sub 144A
7.875% 7/31/23 #	1,210,000	1,213,025
Pinnacle Entertainment 6.375% 8/1/21	690,000	732,263
Team Health 144A 7.25% 12/15/23 #	1,195,000	1,281,637
United Rentals North America
5.50% 7/15/25	345,000	344,496
5.75% 11/15/24	1,975,000	1,984,875
Vander Intermediate Holding II 144A PIK
9.75% 2/1/19 #❆	640,000	480,000
XPO Logistics 144A 6.50% 6/15/22 #	1,505,000	1,469,256
		22,395,739
Technology & Electronics – 5.93%
CDW 5.50% 12/1/24	648,000	670,680
CommScope 144A 5.50% 6/15/24 #	815,000	826,206
CommScope Technologies Finance
144A 6.00% 6/15/25 #	590,000	598,481
Emdeon 144A 6.00% 2/15/21 #	1,285,000	1,256,087
Entegris 144A 6.00% 4/1/22 #	1,340,000	1,365,125
First Data 144A 7.00% 12/1/23 #	3,250,000	3,294,687

NQ-VIP- 876 [3/16] 5/16 (16639)	High Yield Series-3

Delaware VIP® High Yield Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Infor US
144A 5.75% 8/15/20 #	460,000	$474,950
6.50% 5/15/22	1,325,000	1,212,375
Micron Technology 144A
5.25% 1/15/24 #	300,000	243,000
Microsemi 144A 9.125% 4/15/23 #	1,305,000	1,438,763
NXP Funding 144A 5.75% 3/15/23 #	1,045,000	1,107,700
Sensata Technologies UK Financing
144A 6.25% 2/15/26 #	1,270,000	1,358,900
Solera 144A 10.50% 3/1/24 #	910,000	916,825
Western Digital
144A 7.375% 4/1/23 #	400,000	409,000
144A 10.50% 4/1/24 #	1,255,000	1,261,275
		16,434,054
Telecommunications – 7.85%
CenturyLink
6.75% 12/1/23	1,585,000	1,547,356
7.50% 4/1/24	455,000	457,275
Cogent Communications Finance 144A
5.625% 4/15/21 #@	1,130,000	1,096,100
Cogent Communications Group 144A
5.375% 3/1/22 #	500,000	493,750
Digicel 144A 6.75% 3/1/23 #	1,010,000	896,375
Digicel Group 144A 8.25% 9/30/20 #	1,654,000	1,426,575
Equinix 5.875% 1/15/26	1,335,000	1,411,095
Frontier Communications
144A 10.50% 9/15/22 #	605,000	622,394
144A 11.00% 9/15/25 #	1,295,000	1,306,331
Level 3 Financing
144A 5.375% 1/15/24 #	1,080,000	1,096,200
5.375% 5/1/25	1,820,000	1,849,575
Sable International Finance 144A
6.875% 8/1/22 #	740,000	743,700
Sprint
7.125% 6/15/24	735,000	549,413
7.25% 9/15/21	1,055,000	811,031
7.875% 9/15/23	505,000	388,744
Sprint Capital 6.90% 5/1/19	420,000	366,450
Sprint Communications
144A 7.00% 3/1/20 #	510,000	512,550
144A 9.00% 11/15/18 #	815,000	857,787
T-Mobile USA
6.00% 3/1/23	555,000	569,569
6.00% 4/15/24	305,000	309,575
6.375% 3/1/25	460,000	472,650
6.50% 1/15/26	400,000	417,500
Wind Acquisition Finance 144A
7.375% 4/23/21 #	1,300,000	1,183,000
Zayo Group 6.00% 4/1/23	2,340,000	2,347,301
		21,732,296
Utilities – 1.23%
AES 5.50% 4/15/25	1,200,000	1,164,000
Calpine
5.375% 1/15/23	515,000	501,806
5.50% 2/1/24	835,000	805,775
Enel 144A 8.75% 9/24/73 #●	834,000	929,910
		3,401,491
Total Corporate Bonds
(cost $241,840,076)		238,332,270

Senior Secured Loans – 8.42% «
Accudyne Industries Borrower 1st Lien
4.00% 12/13/19	977,173	855,637
Albertson’s Tranche B4 1st Lien
5.50% 8/25/21	1,411,184	1,414,272
Amaya Holdings 1st Lien 5.00% 8/1/21	1,426,407	1,320,140
Applied Systems 2nd Lien
7.50% 1/23/22 @	1,440,309	1,365,592
Atkore International 2nd Lien
7.75% 10/9/21	275,000	255,063
Avago Technologies Cayman Finance
Tranche B 1st Lien 4.25% 2/1/23	820,000	816,981
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20 @	1,483,000	1,369,551
Blue Ribbon 1st Lien 5.50% 11/13/21	780,000	778,050
Blue Ribbon 2nd Lien 9.25% 11/13/22	280,000	272,650
Flint Group 2nd Lien 8.25% 9/7/22 @	1,375,000	1,268,437
FMG Resources August 2006 Pty
Tranche B 1st Lien 4.25% 6/30/19	1,536,746	1,302,392
Gardner Denver 1st Lien 4.25% 7/30/20	577,146	523,760
JC Penney 1st Lien 6.00% 5/22/18	1,422,009	1,424,498
Keurig Green Mountain Tranche B 1st
Lien 5.25% 3/3/23	823,600	827,547
KIK Custom Products 1st Lien
6.00% 8/26/22 @	981,625	942,360
Kraton Polymers Tranche B 1st Lien
6.00% 1/6/22	265,000	250,646
MacDermid Tranche B 1st Lien
5.50% 6/7/20	626,850	607,016
Marina District Finance Tranche B 1st
Lien 6.50% 8/15/18	1,116,936	1,118,682
Microsemi Tranche B 1st Lien
5.25% 1/15/23	4,706	4,733
Mohegan Tribal Gaming Authority
Tranche B 5.50% 6/15/18	917,585	889,771
ON Semiconductor Tranche B 1st Lien
5.25% 3/31/23	900,000	903,150
PET Acquisition Merger Sub Tranche B1
1st Lien 5.75% 1/26/23 @	1,320,000	1,318,763
Rite Aid 2nd Lien 5.75% 8/21/20	593,000	595,965

NQ-VIP- 876 [3/16] 5/16 (16639)	High Yield Series-4

Delaware VIP® High Yield Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans « (continued)
Solera Tranche B 1st Lien 5.75% 3/3/23	495,000	$495,044
Stardust Finance Holdings Tranche B 1st
Lien 6.50% 3/13/22 @	1,316,675	1,301,862
SUPERVALU 1st Lien 4.50% 3/21/19	419,460	411,653
Windstream Services Tranche B6 1st
Lien 5.75% 3/29/21	688,000	684,273
Total Senior Secured Loans
(cost $23,523,849)		23,318,488

	Number of
	shares
Common Stock – 0.00%
Century Communications @=†	2,820,000	0
Total Common Stock (cost $85,371)		0

Preferred Stock – 2.09%
Bank of America 6.50% ●	2,595,000	2,681,803
GMAC Capital Trust I 6.402% ●	40,000	980,400
Morgan Stanley 5.55% ●	2,165,000	2,136,855
Total Preferred Stock
(cost $5,822,775)		5,799,058

Short-Term Investments – 2.85%
Repurchase Agreements – 2.85%
Bank of America Merrill Lynch
0.23%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $1,688,854 (collateralized by
U.S. government obligations 2.50%
7/15/16; market
value $1,722,621)	1,688,844	1,688,844
Bank of Montreal
0.29%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $2,814,762 (collateralized by
U.S. government obligations
0.00%-8.75%
5/26/16-11/30/22; market value
$2,871,035)	2,814,739	2,814,739
BNP Paribas
0.30%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $3,399,445 (collateralized by
U.S. government obligations
0.00%-4.75%
5/15/16-8/15/44; market value
$3,467,405)	3,399,417	3,399,417
Total Short-Term Investments
(cost $7,903,000)		7,903,000

Total Value of Securities – 99.56%
(cost $279,619,056)		275,784,816
Receivables and Other Assets Net of Liabilities – 0.44%		1,209,195
Net Assets Applicable to 55,464,927 Shares Outstanding – 100.00%		$276,994,011
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $125,090,999, which represents 45.16% of the Series’ net assets.
@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $10,059,490, which represents 3.63% of the Series’ net assets.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2016.

PIK – Payment-in-kind

NQ-VIP- 876 [3/16] 5/16 (16639)	High Yield Series-5

Delaware VIP® High Yield Series
Schedule of investments (continued)
(Unaudited)

Unfunded Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In c onnection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following commitment was outstanding at March 31, 2016:

Borrower	Unfunded Loan Commitments
Nexstar Broadcasting	$3,345,000

NQ-VIP- 876 [3/16] 5/16 (16639)	High Yield Series-6

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes
March 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust)–Delaware VIP High Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Depreciation
Investments	of Investments	of Investments	of Investments
$282,964,056	$4,181,359	$(8,015,599)	$(3,834,240)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$238,764,270	$—	$238,764,270
Senior Secured Loans[1]	—	23,045,838	272,650	23,318,488
Common Stock	—	—	—	—
Preferred Stock[1]	980,400	4,818,658	—	5,799,058
Short-Term Investments	—	7,903,000	—	7,903,000
Total Value of Securities	$980,400	$274,531,766	$272,650	$275,784,816

NQ-VIP- 876 [3/16] 5/16 (16639)	High Yield Series-7

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.83%	1.17%	100.00%
Preferred Stock	16.91%	83.09%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments.

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 876 [3/16] 5/16 (16639)	High Yield Series-8

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
March 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.14%Δ
Australia – 1.27%
Coca-Cola Amatil	116,513	$789,527
		789,527
Canada – 6.33%
Alamos Gold	57,168	302,842
CGI Group Class A †	50,814	2,428,508
Suncor Energy	34,400	958,035
Yamana Gold	76,883	233,239
		3,922,624
China/Hong Kong – 6.16%
CNOOC	770,000	909,228
Techtronic Industries	283,859	1,121,553
Yue Yuen Industrial Holdings	520,000	1,786,435
		3,817,216
Denmark – 2.27%
Carlsberg Class B	14,737	1,404,274
		1,404,274
France – 16.51%
AXA	68,266	1,607,197
Kering	4,891	874,335
Publicis Groupe	8,350	586,335
Rexel *	37,790	539,881
Sanofi	25,440	2,051,268
Teleperformance	20,942	1,841,098
TOTAL	19,218	876,039
Vinci	24,955	1,859,105
		10,235,258
Germany – 6.26%
Bayerische Motoren Werke	11,807	1,084,220
Deutsche Post	49,132	1,365,256
STADA Arzneimittel	36,089	1,432,576
		3,882,052
Indonesia – 1.66%
Bank Rakyat Indonesia Persero	1,196,955	1,031,313
		1,031,313
Israel – 3.28%
Teva Pharmaceutical Industries ADR	38,000	2,033,380
		2,033,380
Italy – 1.31%
UniCredit	224,308	809,111
		809,111
Japan – 22.37%
East Japan Railway	19,756	1,705,007
ITOCHU	143,835	1,771,339
Japan Tobacco	43,600	1,816,909
Mitsubishi UFJ Financial Group	383,135	1,775,333
Nippon Telegraph & Telephone	55,218	2,378,576
Nitori Holdings	15,058	1,379,430
Sumitomo Rubber Industries	74,100	1,144,963
Toyota Motor	35,743	1,890,287
		13,861,844
Netherlands – 4.29%
ING Groep CVA	104,354	1,262,253
Koninklijke Philips	48,922	1,393,657
		2,655,910
Norway – 0.14%
Subsea 7 *†	11,676	88,402
		88,402
Republic of Korea – 2.37%
Samsung Electronics	1,282	1,470,780
		1,470,780
Russia – 1.01%
Mobile TeleSystems ADR	77,200	624,548
		624,548
Sweden – 4.69%
Nordea Bank	177,632	1,706,685
Tele2 Class B	129,368	1,199,940
		2,906,625
Switzerland – 4.73%
Aryzta †	27,800	1,151,551
Novartis	24,566	1,780,719
		2,932,270
United Kingdom - 11.49%
Meggitt	182,984	1,068,589
National Grid	56,825	805,702
Playtech	89,491	1,113,725
Rexam	147,316	1,341,434
Rio Tinto	23,142	649,963
Standard Chartered	162,878	1,105,453
Tesco †	375,798	1,035,221
		7,120,087
Total Common Stock
(cost $60,247,897)		59,585,221

	Principal
	amount°
Short-Term Investments – 3.24%
Repurchase Agreements – 3.24%
Bank of America Merrill Lynch
0.23%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $428,678 (collateralized by U.S.
government obligations 2.50%
7/15/16; market value $437,249)	428,675	428,675

NQ-VIP-878 [3/16] 5/16 (16640)	International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.29%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $714,464 (collateralized by U.S.
government obligations 0.00%–8.75%
5/26/16–11/30/22; market value
$728,748)	714,459	$714,459
BNP Paribas
0.30%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $862,873 (collateralized by U.S.
government obligations 0.00%–4.75%
5/15/16–8/15/44; market value
$880,123)	862,866	862,866
Total Short-Term Investments
(cost $2,006,000)		2,006,000

Total Value of Securities Before
Securities Lending
Collateral – 99.38%
(cost $62,253,897)		61,591,221

	Number of
	Shares
Securities Lending Collateral – 1.05% **
Separate Account
Delaware VIP International Value Equity
Series	654,196	654,196
Total Securities Lending Collateral
(cost $654,196)		654,196

Total Value of Securities – 100.43%
(cost $62,908,093) ■	62,245,417
Obligation to Return Securities Lending Collateral – (1.05%)	(654,196)
Receivables and Other Assets Net of Liabilities – 0.62%	385,991
Net Assets Applicable to 5,838,907 Shares Outstanding – 100.00%	$61,977,212
____________________

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral.
■	Includes $621,997 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at March 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	EUR	(79,579)	USD	90,615	4/1/16	$59

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

NQ-VIP-878 [3/16] 5/16 (16640)	International Value Equity Series-2

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
CVA – Dutch Certificate
EUR – European Monetary Unit
USD – U.S. Dollar

NQ-VIP-878 [3/16] 5/16 (16640)	International Value Equity Series-3

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes

March 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation of investments	Depreciation of investments	Depreciation of investments
$62,908,093	$10,826,555	$(11,489,231)	$(662,676)

U.S GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$59,585,221	$—	$59,585,221
Securities Lending Collateral	—	654,196	654,196
Short-Term Investments	—	2,006,000	2,006,000
Total Value of Securities	$—	$2,660,196	$2,660,196
Foreign Currency Exchange Contract	$—	$59	$59

NQ-VIP-878 [3/16] 5/16 (16640)	International Value Equity Series-4

During the period ended March 31, 2016 , there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value (NAV) is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2016, there were no Level 3 investments.

3. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

At March 31, 2016, the Series had $621,997 of securities out on loan.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-878 [3/16] 5/16 (16640)	International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investments
March 31, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed
Security – 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.045% 9/26/33 ϕ	19,680	$22,166
Total Agency Asset-Backed Security
(cost $19,521)		22,166

Agency Collateralized Mortgage
Obligations – 1.75%
Fannie Mae Connecticut Avenue
Securities
Series 2015-C03 1M1
1.933% 7/25/25 ●	5,530,452	5,535,472
Series 2015-C03 2M1
1.933% 7/25/25 ●	5,235,279	5,234,456
Series 2015-C04 2M1
2.133% 4/25/28 ●	2,111,038	2,113,444
Series 2016-C02 1M1
2.585% 9/25/28 ●	570,000	570,616
Fannie Mae Grantor Trust
Series 2001-T5 A2 2.506% 6/19/41 ●	15,145	17,212
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	483	567
Series 2003-52 NA 4.00% 6/25/23	56,707	59,422
Series 2003-120 BL 3.50% 12/25/18	95,991	98,709
Series 2004-49 EB 5.00% 7/25/24	12,276	13,377
Series 2005-66 FD 0.733% 7/25/35 ●	269,234	268,461
Series 2005-110 MB 5.50% 9/25/35	3,532	3,772
Series 2011-88 AB 2.50% 9/25/26	66,263	67,123
Series 2011-113 MC 4.00% 12/25/40	132,469	138,208
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	16,866	19,037
Series 2931 GC 5.00% 1/15/34	12,379	12,531
Series 3016 FL 0.826% 8/15/35 ●	26,500	26,546
Series 3027 DE 5.00% 9/15/25	13,301	14,516
Series 3067 FA 0.786% 11/15/35 ●	1,128,382	1,132,564
Series 3232 KF 0.886% 10/15/36 ●	45,207	45,173
Series 3297 BF 0.676% 4/15/37 ●	419,697	419,450
Series 3737 NA 3.50% 6/15/25	72,702	76,209
Series 3780 LF 0.836% 3/15/29 ●	152,322	152,491
Series 3800 AF 0.936% 2/15/41 ●	2,389,056	2,409,755
Series 3803 TF 0.836% 11/15/28 ●	139,744	140,133
Series 4163 CW 3.50% 4/15/40	2,131,685	2,213,125
Freddie Mac Strips
Series 19 F 1.214% 6/1/28 ●	2,288	2,258
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN4 M2
2.833% 10/25/24 ●	458,786	462,926
Series 2015-DNA1 M2
2.283% 10/25/27 ●	250,000	247,264
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 M2
3.283% 4/25/28 ●	920,000	926,201
Series 2015-HQ2 M2
2.383% 5/25/25 ●	500,000	486,636
Series 2015-HQA2 M2
3.233% 5/25/28 ●	1,025,000	1,029,538
Series 2016-DNA1 M2
3.333% 7/25/28 ●	720,000	725,461
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43 ⧫	911	1,095
Series T-58 2A 6.50% 9/25/43 ⧫	20,888	24,664
Total Agency Collateralized Mortgage
Obligations (cost $24,654,650)		24,688,412

Agency Mortgage-Backed
Securities – 13.56%
Fannie Mae
4.00% 9/1/20	861,414	899,082
6.50% 8/1/17	713	725
7.00% 11/15/16	11	11
Fannie Mae ARM
1.855% 8/1/37 ●	218,122	225,701
2.082% 1/1/35 ●	586,716	610,538
2.27% 4/1/36 ●	4,623	4,895
2.288% 8/1/34 ●	12,070	12,736
2.29% 3/1/38 ●	2,918	3,054
2.336% 9/1/38 ●	544,911	582,889
2.342% 8/1/37 ●	122,717	129,166
2.406% 8/1/36 ●	10,636	11,179
2.424% 9/1/35 ●	128,899	135,845
2.461% 6/1/36 ●	23,234	24,649
2.469% 12/1/33 ●	7,675	8,134
2.496% 11/1/35 ●	1,466	1,551
2.518% 7/1/36 ●	16,522	17,524
2.527% 6/1/34 ●	8,600	9,105
2.527% 7/1/36 ●	15,982	16,796
2.529% 11/1/35 ●	67,081	70,934
2.576% 8/1/35 ●	2,873	3,023
2.666% 4/1/36 ●	129,052	136,777
3.204% 4/1/44 ●	445,842	465,726
3.449% 1/1/41 ●	117,419	123,243
6.099% 8/1/37 ●	26,155	26,247
Fannie Mae Relocation 30 yr
5.00% 1/1/34	8,073	8,550
Fannie Mae S.F. 15 yr
3.00% 12/1/26	983,895	1,030,336
3.00% 12/1/30	2,670,319	2,796,369
3.50% 11/1/27	227,306	241,261

NQ-VIP- 862 [3/16] 5/16 (16641)	Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 15 yr
3.50% 6/1/29	2,215,835	$2,355,811
3.50% 8/1/29	138,505	146,988
4.00% 5/1/24	664,410	707,415
4.00% 7/1/25	835,807	893,391
4.00% 11/1/25	2,559,852	2,732,865
4.00% 4/1/27	403,107	426,255
4.00% 5/1/27	1,221,327	1,307,115
4.50% 7/1/20	68,682	72,039
4.50% 9/1/20	275,998	286,159
5.00% 9/1/18	19,654	20,310
5.00% 10/1/18	452	469
5.00% 2/1/19	867	907
5.00% 9/1/25	2,250,745	2,418,703
5.50% 1/1/23	3,732	4,070
5.50% 4/1/23	8,705	9,383
6.00% 3/1/18	52,720	53,698
6.00% 8/1/22	8,981	9,775
8.00% 10/1/16	27	27
Fannie Mae S.F. 20 yr
4.00% 1/1/31	291,645	314,129
4.00% 2/1/31	462,879	498,660
6.00% 9/1/29	326,137	371,627
Fannie Mae S.F. 30 yr
4.50% 7/1/36	186,725	203,781
4.50% 4/1/39	985,151	1,072,070
4.50% 6/1/39	491,719	536,307
4.50% 9/1/39	244,145	266,223
4.50% 11/1/39	740,464	816,738
4.50% 4/1/40	165,832	181,004
4.50% 11/1/40	426,363	465,253
4.50% 2/1/41	2,984,545	3,257,890
4.50% 3/1/41	842,980	919,951
4.50% 4/1/41	1,336,044	1,458,023
4.50% 8/1/41	463,563	513,865
4.50% 10/1/41	5,115,461	5,584,968
4.50% 12/1/41	2,037,993	2,223,103
4.50% 1/1/42	3,402,701	3,718,158
4.50% 1/1/43	1,264,282	1,378,552
4.50% 9/1/43	1,052,314	1,147,815
4.50% 6/1/44	4,176,560	4,559,719
4.50% 8/1/44	13,590,591	14,800,091
4.50% 1/1/45	3,062,422	3,331,980
5.00% 4/1/33	131,410	146,106
5.00% 3/1/34	1,420	1,579
5.00% 10/1/35	130,609	144,778
5.00% 2/1/36	85,280	94,524
5.00% 8/1/37	351,019	389,146
5.50% 12/1/32	31,028	35,111
5.50% 6/1/33	105,231	119,113
5.50% 12/1/34	143,398	162,367
Fannie Mae S.F. 30 yr
5.50% 3/1/35	149,442	168,915
5.50% 9/1/35	467,362	527,868
5.50% 12/1/35	158,022	178,545
5.50% 1/1/36	592,151	670,584
5.50% 4/1/36	1,323,452	1,494,357
5.50% 5/1/36	284,391	319,776
5.50% 7/1/36	46,608	52,779
5.50% 9/1/36	50,936	57,470
5.50% 10/1/36	499,635	561,996
5.50% 2/1/37	3,171,485	3,566,326
5.50% 4/1/37	433,491	487,249
5.50% 6/1/37	525,985	591,275
5.50% 8/1/37	387,494	438,054
5.50% 9/1/37	693,012	779,210
5.50% 1/1/38	5,877,700	6,612,336
5.50% 2/1/38	57,620	65,168
5.50% 4/1/38	705,400	793,421
5.50% 6/1/38	1,295,636	1,455,882
5.50% 8/1/38	125,801	142,328
5.50% 11/1/39	767,427	864,008
5.50% 3/1/40	2,423,468	2,744,978
5.50% 3/1/41	26,789,731	30,303,992
5.50% 9/1/41	2,853,004	3,224,963
6.00% 11/1/34	922	1,050
6.00% 4/1/36	4,554	5,190
6.00% 8/1/37	247,428	281,941
6.00% 1/1/38	87,164	99,607
6.00% 5/1/38	942,349	1,075,083
6.00% 10/1/38	560,987	639,236
6.00% 1/1/39	280,241	319,330
6.00% 2/1/39	367,802	421,355
6.00% 10/1/39	2,252,878	2,597,838
6.00% 7/1/41	3,284,272	3,747,431
6.50% 6/1/29	653	747
6.50% 1/1/34	686	832
6.50% 4/1/36	137	156
6.50% 6/1/36	2,559	2,926
6.50% 10/1/36	2,341	2,677
6.50% 8/1/37	265	303
7.00% 12/1/34	568	658
7.00% 12/1/35	757	863
7.00% 12/1/37	1,314	1,419
7.50% 6/1/31	5,201	6,509
7.50% 4/1/32	219	259
7.50% 5/1/33	591	597
7.50% 6/1/34	275	324
9.00% 7/1/20	2,421	2,543
10.00% 8/1/19	1,431	1,437
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/46	27,813,000	30,264,021

NQ-VIP- 862 [3/16] 5/16 (16641)	Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Freddie Mac ARM
2.406% 10/1/36 ●	3,611	$3,816
2.498% 7/1/36 ●	34,999	36,482
2.523% 1/1/44 ●	1,945,842	1,998,731
2.531% 4/1/33 ●	3,211	3,325
2.57% 4/1/34 ●	1,460	1,547
2.62% 6/1/37 ●	147,614	154,590
2.635% 7/1/38 ●	358,289	378,825
2.65% 10/1/37 ●	37,952	39,925
2.955% 11/1/44 ●	307,232	318,900
3.107% 3/1/46 ●	1,130,000	1,172,485
3.461% 5/1/42 ●	5,202,479	5,428,209
4.852% 8/1/38 ●	9,217	9,735
Freddie Mac S.F. 15 yr
3.50% 9/1/29	7,469,211	7,925,859
4.00% 5/1/25	91,673	97,880
4.00% 8/1/25	328,438	349,781
4.00% 4/1/26	1,438,810	1,536,545
5.00% 4/1/20	24,122	25,490
5.00% 12/1/22	3,458	3,673
Freddie Mac S.F. 20 yr
5.50% 7/1/28	188,053	208,647
Freddie Mac S.F. 30 yr
4.50% 4/1/39	143,802	158,567
4.50% 10/1/39	388,210	422,447
4.50% 3/1/42	1,522,151	1,663,679
5.50% 6/1/36	40,998	46,078
5.50% 5/1/37	370,365	418,823
5.50% 3/1/40	224,746	251,425
5.50% 8/1/40	748,441	836,963
5.50% 6/1/41	1,774,309	1,995,067
6.00% 2/1/36	562,855	645,846
6.00% 3/1/36	403,317	463,437
6.00% 1/1/38	79,561	90,412
6.00% 6/1/38	225,337	256,354
6.00% 8/1/38	998,119	1,151,508
7.00% 11/1/33	4,306	5,255
9.00% 4/1/17	91	93
GNMA I S.F. 15 yr
6.00% 1/15/22	440,792	480,536
GNMA I S.F. 30 yr
7.00% 12/15/34	17,556	21,333
7.50% 1/15/32	605	758
Total Agency Mortgage-Backed
Securities (cost $191,007,031)		191,932,895

Commercial Mortgage-Backed
Securities – 1.65%
Banc of America Commercial Mortgage
Trust
Series 2007-4 AM 5.808% 2/10/51 ●	205,000	212,804
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-PW16 A1A
5.721% 6/11/40 ●	2,573,396	2,671,474
CFCRE Commercial Mortgage Trust
Series 2011-C1 AZ 144A
3.759% 4/15/44 #	7,484	7,478
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM
5.705% 12/10/49 ●	760,000	767,718
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	780,000	791,745
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	1,015,000	1,144,698
FREMF Mortgage Trust
Series 2011-K15 B 144A
4.949% 8/25/44 #●	125,000	135,930
Series 2012-K22 B 144A
3.686% 8/25/45 #●	1,115,000	1,116,535
Series 2012-K708 B 144A
3.751% 2/25/45 #●	1,475,000	1,517,937
Series 2013-K35 C 144A
3.942% 8/25/23 #●	230,000	206,812
Series 2013-K712 B 144A
3.369% 5/25/45 #●	1,175,000	1,180,181
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	510,000	510,671
Series 2013-HLT AFX 144A
3.367% 11/5/30 #	2,420,000	2,423,134
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C18 A1 1.254% 2/15/47	597,958	594,604
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP8 AM
5.44% 5/15/45	2,606,000	2,628,037
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	1,550,000	1,518,802
Series 2006-C6 AM 5.413% 9/15/39	2,055,000	2,079,224
Morgan Stanley Capital I Trust
Series 2006-TOP23 A4
5.891% 8/12/41 ●	541,782	542,814
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 0.963% 3/9/21 ●	2,728,308	2,716,396
Series 2010-C1 A2 2.90% 10/29/20	587,451	587,786
Total Commercial Mortgage-Backed
Securities (cost $24,054,226)		23,354,780

NQ-VIP- 862 [3/16] 5/16 (16641)	Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Convertible Bond – 0.11%
Jefferies Group 3.875% exercise price
$44.35, maturity date 11/1/29	1,645,000	$1,620,325
Total Convertible Bond
(cost $1,752,953)		1,620,325

Corporate Bonds – 41.79%
Banking – 15.36%
ANZ New Zealand International 144A
2.60% 9/23/19 #	7,290,000	7,368,798
Bank of America
2.625% 10/19/20	2,885,000	2,908,195
4.45% 3/3/26	11,095,000	11,452,803
Bank of New York Mellon
2.45% 11/27/20	5,100,000	5,205,239
2.50% 4/15/21	1,000,000	1,020,458
BB&T 2.45% 1/15/20	2,085,000	2,122,278
Branch Banking & Trust
3.625% 9/16/25	1,570,000	1,646,461
3.80% 10/30/26	1,865,000	1,983,114
Citizens Bank
2.30% 12/3/18	5,285,000	5,318,179
2.45% 12/4/19	5,065,000	5,061,946
2.50% 3/14/19	7,060,000	7,126,420
Commonwealth Bank of Australia
2.40% 11/2/20	8,600,000	8,701,532
Compass Bank 2.75% 9/29/19	9,170,000	9,139,400
Cooperatieve Rabobank 2.50% 1/19/21	1,775,000	1,792,812
Credit Suisse
2.30% 5/28/19	8,285,000	8,367,278
3.00% 10/29/21	925,000	944,250
Fifth Third Bancorp 2.875% 7/27/20	2,345,000	2,383,552
Fifth Third Bank
2.30% 3/15/19	1,090,000	1,100,306
3.85% 3/15/26	1,190,000	1,221,528
Goldman Sachs Group 6.25% 9/1/17	5,365,000	5,712,228
HBOS 144A 6.75% 5/21/18 #	4,860,000	5,267,424
HSBC USA 2.75% 8/7/20	1,685,000	1,693,870
Huntington Bancshares 3.15% 3/14/21	2,255,000	2,293,745
JPMorgan Chase
2.55% 3/1/21	1,030,000	1,039,837
2.75% 6/23/20	1,180,000	1,209,086
3.30% 4/1/26	6,420,000	6,480,181
3.625% 5/13/24	760,000	793,290
4.25% 10/1/27	850,000	886,122
JPMorgan Chase Bank
0.962% 6/13/16 ●	605,000	605,068
KeyBank
2.35% 3/8/19	4,160,000	4,199,470
3.18% 5/22/22	940,000	952,402
Manufacturers & Traders Trust
2.25% 7/25/19	9,200,000	9,292,506
Morgan Stanley
2.45% 2/1/19	2,760,000	2,802,730
Morgan Stanley
3.875% 1/27/26	6,745,000	7,050,818
3.95% 4/23/27	2,900,000	2,909,524
PNC Bank
2.30% 6/1/20	2,645,000	2,673,140
2.45% 11/5/20	1,985,000	2,020,073
2.60% 7/21/20	2,060,000	2,106,529
3.30% 10/30/24	2,160,000	2,259,284
Santander Holdings USA
4.625% 4/19/16	795,000	796,177
Santander UK Group Holdings
2.875% 10/16/20	5,445,000	5,428,257
3.125% 1/8/21	1,290,000	1,299,572
Skandinaviska Enskilda Banken 144A
2.375% 3/25/19 #	7,410,000	7,491,769
State Street 2.55% 8/18/20	2,220,000	2,287,805
SunTrust Banks
2.35% 11/1/18	1,830,000	1,843,796
2.50% 5/1/19	7,305,000	7,379,380
SVB Financial Group 3.50% 1/29/25	2,430,000	2,406,135
Swedbank 144A 2.65% 3/10/21 #	2,725,000	2,758,335
Toronto-Dominion Bank 2.25% 11/5/19	6,935,000	7,031,986
U.S. Bancorp 2.35% 1/29/21	3,365,000	3,418,628
U.S. Bank 2.125% 10/28/19	5,760,000	5,868,346
UBS Group Funding Jersey 144A
3.00% 4/15/21 #	5,915,000	5,932,745
USB Capital IX 3.50% 10/29/49 @●	2,220,000	1,645,575
Wells Fargo
2.15% 1/15/19	8,730,000	8,890,274
2.625% 12/15/16	1,450,000	1,467,552
Wells Fargo Bank 0.828% 5/16/16 ●	545,000	544,798
Woori Bank 144A 2.875% 10/2/18 #	1,455,000	1,493,104
Zions Bancorporation 4.50% 6/13/23	2,195,000	2,249,317
		217,345,427
Basic Industry – 0.96%
Georgia-Pacific
144A 2.539% 11/15/19 #	4,000,000	4,019,812
144A 5.40% 11/1/20 #	2,365,000	2,644,678
LyondellBasell Industries
5.75% 4/15/24	1,225,000	1,419,439
PPG Industries 2.30% 11/15/19	1,820,000	1,847,322
WestRock
3.50% 3/1/20	1,990,000	2,019,528
4.45% 3/1/19	1,510,000	1,579,945
		13,530,724
Brokerage – 0.50%
Jefferies Group 5.125% 1/20/23	3,115,000	3,130,827
Lazard Group 6.85% 6/15/17	131,000	138,089
Legg Mason 2.70% 7/15/19	3,815,000	3,855,859
		7,124,775

NQ-VIP- 862 [3/16] 5/16 (16641)	Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods – 0.90%
Crane 2.75% 12/15/18	420,000	$428,256
Fortune Brands Home & Security
3.00% 6/15/20	1,285,000	1,301,958
Ingersoll-Rand Global Holding
2.875% 1/15/19	6,365,000	6,513,114
Lockheed Martin 2.50% 11/23/20	2,030,000	2,081,483
Waste Management 2.60% 9/1/16	2,365,000	2,380,443
		12,705,254
Communications – 3.81%
American Tower
2.80% 6/1/20	2,005,000	2,017,128
4.40% 2/15/26	2,489,000	2,637,128
AT&T
2.45% 6/30/20	2,890,000	2,931,379
2.80% 2/17/21	160,000	164,229
3.60% 2/17/23	4,565,000	4,749,517
4.125% 2/17/26	1,780,000	1,883,548
Cisco Systems 2.20% 2/28/21	5,750,000	5,868,473
Comcast 3.15% 3/1/26	2,875,000	2,997,073
Crown Castle International
3.40% 2/15/21	1,240,000	1,259,860
4.45% 2/15/26	855,000	890,723
Crown Castle Towers 144A
3.663% 5/15/25 #	3,785,000	3,844,197
GTP Acquisition Partners I 144A
2.35% 6/15/20 #	1,080,000	1,064,092
Omnicom Group 3.60% 4/15/26	1,740,000	1,786,042
SBA Tower Trust
144A 2.24% 4/16/18 #	1,660,000	1,649,028
144A 2.898% 10/15/19 #	1,520,000	1,527,192
SES 144A 3.60% 4/4/23 #	980,000	962,248
SES GLOBAL Americas Holdings 144A
2.50% 3/25/19 #	5,555,000	5,486,051
Sky 144A 3.75% 9/16/24 #	4,710,000	4,869,518
Verizon Communications
4.50% 9/15/20	3,640,000	4,022,724
5.15% 9/15/23	2,830,000	3,271,559
		53,881,709
Consumer Cyclical – 4.47%
CVS Health 2.80% 7/20/20	980,000	1,018,105
Daimler Finance North America 144A
2.70% 8/3/20 #	9,180,000	9,326,081
Ford Motor Credit
2.24% 6/15/18	2,785,000	2,790,027
3.336% 3/18/21	720,000	741,756
General Motors 3.50% 10/2/18	1,610,000	1,649,036
General Motors Financial
3.15% 1/15/20	2,455,000	2,464,604
3.45% 4/10/22	2,060,000	2,025,371
4.375% 9/25/21	990,000	1,024,433
Historic TW 6.875% 6/15/18	1,340,000	1,489,441
Home Depot 2.00% 4/1/21	8,890,000	8,985,336
Host Hotels & Resorts 3.75% 10/15/23	635,000	620,537
Hyundai Capital America
144A 2.125% 10/2/17 #	260,000	260,746
144A 2.55% 2/6/19 #	3,000,000	3,021,303
144A 3.00% 3/18/21 #	150,000	151,950
INVISTA Finance 144A
4.25% 10/15/19 #	2,525,000	2,436,625
Marriott International 3.375% 10/15/20	1,720,000	1,781,000
McDonald’s 2.75% 12/9/20	4,990,000	5,173,862
Newell Rubbermaid 3.85% 4/1/23	330,000	342,759
Starbucks
2.10% 2/4/21	4,745,000	4,833,352
2.70% 6/15/22	1,495,000	1,551,782
Toyota Motor Credit
1.375% 1/10/18	200,000	201,115
2.00% 10/24/18	6,300,000	6,416,059
Viacom 2.50% 12/15/16	4,960,000	4,986,154
		63,291,434
Consumer Non-Cyclical – 3.33%
Anheuser-Busch InBev Finance
2.65% 2/1/21	7,455,000	7,665,768
3.30% 2/1/23	6,105,000	6,352,582
3.65% 2/1/26	120,000	126,347
Bayer U.S. Finance 144A
2.375% 10/8/19 #	6,700,000	6,909,328
Bunge Finance 3.50% 11/24/20	9,850,000	10,006,191
Celgene 2.30% 8/15/18	6,055,000	6,149,367
Perrigo Finance Unlimited
3.50% 12/15/21	1,600,000	1,632,936
Reynolds American 4.00% 6/12/22	2,410,000	2,622,564
Stryker 2.625% 3/15/21	1,940,000	1,980,527
Sysco 2.50% 7/15/21	3,645,000	3,691,816
		47,137,426
Electric – 6.90%
Ameren 2.70% 11/15/20	7,615,000	7,730,078
Arizona Public Service 2.20% 1/15/20	8,255,000	8,354,143
Berkshire Hathaway Energy
2.00% 11/15/18	7,030,000	7,111,211
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,732,662
CMS Energy 6.25% 2/1/20	2,945,000	3,387,139
Commonwealth Edison 2.15% 1/15/19	2,305,000	2,333,328
DTE Energy
2.40% 12/1/19	3,350,000	3,378,696
144A 3.30% 6/15/22 #	2,145,000	2,229,181
Electricite de France 144A
5.25% 12/29/49 #●	2,705,000	2,485,219
Entergy 4.00% 7/15/22	6,555,000	6,960,532
Exelon 2.85% 6/15/20	3,500,000	3,575,183
Exelon Generation 4.25% 6/15/22	1,675,000	1,758,589
IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,806,694

NQ-VIP- 862 [3/16] 5/16 (16641)	Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Jersey Central Power & Light
5.625% 5/1/16	1,825,000	$1,830,039
Kansas City Power & Light
6.375% 3/1/18	3,715,000	4,030,979
LG&E & KU Energy 3.75% 11/15/20	470,000	497,755
National Rural Utilities Cooperative
Finance 2.15% 2/1/19	7,170,000	7,291,732
NextEra Energy Capital Holdings
2.70% 9/15/19	2,560,000	2,589,924
NV Energy 6.25% 11/15/20	2,350,000	2,716,459
Pacific Gas & Electric 3.50% 10/1/20	250,000	265,958
Public Service Electric & Gas
1.90% 3/15/21	2,300,000	2,317,533
Southern 2.45% 9/1/18	7,765,000	7,893,775
WEC Energy Group 2.45% 6/15/20	4,230,000	4,306,368
Xcel Energy 2.40% 3/15/21	7,960,000	8,068,280
		97,651,457
Energy – 1.03%
BG Energy Capital 144A
2.875% 10/15/16 #	3,535,000	3,550,717
Petronas Global Sukuk 144A
2.707% 3/18/20 #	1,650,000	1,661,644
Regency Energy Partners
5.875% 3/1/22	2,170,000	2,110,720
TransCanada PipeLines
1.625% 11/9/17	2,130,000	2,134,296
Woodside Finance 144A
8.75% 3/1/19 #	4,420,000	5,084,255
		14,541,632
Finance Companies – 0.41%
General Electric Capital
144A 3.80% 6/18/19 #	1,355,000	1,445,164
5.55% 5/4/20	1,040,000	1,199,759
6.00% 8/7/19	2,745,000	3,166,105
		5,811,028
Insurance – 1.00%
Berkshire Hathaway Finance
2.90% 10/15/20	1,530,000	1,611,483
Metropolitan Life Global Funding I 144A
1.875% 6/22/18 #	1,435,000	1,445,003
Pricoa Global Funding I 144A
1.60% 5/29/18 #	920,000	917,261
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	1,910,000	1,940,031
144A 4.125% 11/1/24 #	900,000	931,783
Trinity Acquisition 3.50% 9/15/21	1,175,000	1,196,796
UnitedHealth Group 2.70% 7/15/20	5,910,000	6,142,996
		14,185,353
Natural Gas – 0.48%
Sempra Energy 2.30% 4/1/17	3,460,000	3,482,933
Williams Partners 7.25% 2/1/17	3,251,000	3,332,402
		6,815,335
Real Estate – 0.54%
Kimco Realty 3.40% 11/1/22	420,000	426,354
Simon Property Group 2.50% 7/15/21	1,890,000	1,932,631
WEA Finance
144A 2.70% 9/17/19 #	4,895,000	4,932,217
144A 3.75% 9/17/24 #	400,000	407,838
		7,699,040
Technology – 0.97%
Amphenol 3.125% 9/15/21	11,135,000	11,360,718
Apple 3.25% 2/23/26	1,280,000	1,338,063
National Semiconductor
6.60% 6/15/17	925,000	986,187
		13,684,968
Transportation – 1.13%
AP Moeller – Maersk 144A
2.55% 9/22/19 #	3,275,000	3,246,229
CSX
3.35% 11/1/25	1,370,000	1,413,582
5.60% 5/1/17	950,000	992,751
ERAC USA Finance 144A
1.40% 4/15/16 #	4,160,000	4,160,720
Penske Truck Leasing 144A
3.30% 4/1/21 #	1,130,000	1,127,261
Ryder System 3.45% 11/15/21	4,240,000	4,328,213
United Airlines 2015-1 Class AA
Pass-Through Trust 3.45% 12/1/27 ⧫	740,000	746,475
		16,015,231
Total Corporate Bonds
(cost $585,173,072)		591,420,793

Municipal Bonds – 1.58%
Commonwealth of Massachusetts
Series A 5.00% 3/1/26	3,010,000	3,873,900
County of Baltimore, Maryland
5.00% 2/1/26	3,320,000	4,298,537
New York City, New York
Series C 5.00% 8/1/26	1,850,000	2,338,937
Series C 5.00% 8/1/27	2,635,000	3,304,000
North Carolina State
Series A 5.00% 6/1/27	1,405,000	1,821,737
University of California
Series Y-2 0.934% 7/1/41 ●	6,670,000	6,668,132
Total Municipal Bonds
(cost $22,168,866)		22,305,243

NQ-VIP- 862 [3/16] 5/16 (16641)	Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities – 35.53%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	678,617	$705,114
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	8,490,000	8,487,937
Series 2014-1 A1 0.906% 1/15/19 ●	3,220,000	3,215,518
Series 2014-4 A2 1.43% 6/17/19	2,130,000	2,129,303
American Express Credit Account Master
Trust
Series 2012-1 A 0.706% 1/15/20 ●	8,200,000	8,204,900
Series 2013-2 A 0.856% 5/17/21 ●	3,290,000	3,295,253
Series 2014-1 A 0.806% 12/15/21 ●	9,500,000	9,482,201
Ameriquest Mortgage Securities
Asset-Backed Pass Through
Certificates
Series 2003-11 AF6
5.339% 12/25/33 ⧫ϕ	6,343	6,571
ARI Fleet Lease Trust
Series 2015-A A2 144A
1.11% 11/15/18 #	365,910	364,866
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	960,000	967,234
Series 2013-2A A 144A
2.97% 2/20/20 #	8,750,000	8,897,875
Bank of America Credit Card Trust
Series 2007-A4 A4
0.476% 11/15/19 ●	8,150,000	8,120,210
Series 2014-A2 A 0.706% 9/16/19 ●	14,972,000	14,971,999
Series 2014-A3 A 0.726% 1/15/20 ●	11,060,000	11,063,298
Barclays Dryrock Issuance Trust
Series 2014-2 A 0.776% 3/16/20 ●	2,500,000	2,498,232
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A
1.45% 6/15/20 #	4,300,000	4,306,330
Series 2014-2 A 0.886% 7/15/22 ●	3,750,000	3,688,907
Series 2015-1A A1 2.26% 3/15/23	5,300,000	5,357,736
California Republic Auto Receivables
Trust
Series 2013-2 A2 1.23% 3/15/19	968,803	968,485
Capital One Multi-Asset Execution Trust
Series 2006-A11 A11
0.526% 6/17/19 ●	3,000,000	2,998,341
Series 2007-A1 A1
0.486% 11/15/19 ●	8,585,000	8,571,358
Series 2007-A5 A5 0.476% 7/15/20 ●	6,850,000	6,822,776
Series 2014-A3 A3 0.816% 1/18/22 ●	3,000,000	2,995,421
Series 2014-A5 A5 1.48% 7/15/20	1,585,000	1,593,498
Chase Issuance Trust
Series 2007-A5 A5 0.476% 3/15/19 ●	100,000	99,718
Chase Issuance Trust
Series 2007-A12 A12
0.486% 8/15/19 ●	6,000,000	5,978,432
Series 2007-B1 B1 0.686% 4/15/19 ●	6,100,000	6,076,284
Series 2012-A10 A10
0.696% 12/16/19 ●	16,750,000	16,746,652
Series 2013-A3 A3 0.716% 4/15/20 ●	6,110,000	6,109,999
Series 2013-A7 A 0.866% 9/15/20 ●	2,550,000	2,550,908
Series 2013-A9 A 0.856% 11/16/20 ●	7,325,000	7,340,656
Series 2014-A5 A5 0.806% 4/15/21 ●	8,190,000	8,182,323
Series 2014-A7 A7 1.38% 11/15/19	5,500,000	5,517,917
Series 2015-A6 A6 0.686% 5/15/19 ●	14,820,000	14,817,040
Chesapeake Funding
Series 2012-2A A 144A
0.891% 5/7/24 #●	404,863	404,823
Series 2014-1A A 144A
0.861% 3/7/26 #●	4,733,539	4,720,152
CIT Equipment Collateral
Series 2014-VT1 A2 144A
0.86% 5/22/17 #	486,844	486,074
Citibank Credit Card Issuance Trust
Series 2008-A7 A7 1.807% 5/20/20 ●	694,000	709,378
Series 2013-A2 A2 0.712% 5/26/20 ●	4,847,000	4,840,722
Series 2013-A4 A4 0.852% 7/24/20 ●	17,160,000	17,184,571
Series 2013-A7 A7 0.872% 9/10/20 ●	5,170,000	5,182,978
Dell Equipment Finance Trust
Series 2014-1 A3 144A
0.94% 6/22/20 #	491,022	490,845
Discover Card Execution Note Trust
Series 2012-A4 A4
0.806% 11/15/19 ●	2,550,000	2,554,090
Series 2013-A1 A1 0.736% 8/17/20 ●	9,795,000	9,792,535
Series 2013-A6 A6 0.886% 4/15/21 ●	9,350,000	9,364,302
Series 2014-A1 A1 0.866% 7/15/21 ●	12,984,000	12,994,392
Series 2015-A1 A1 0.786% 8/17/20 ●	9,885,000	9,880,085
Series 2015-A3 A 1.45% 3/15/21	1,305,000	1,308,075
Enterprise Fleet Financing
Series 2014-1 A2 144A
0.87% 9/20/19 #	1,179,875	1,176,316
FirstKey Lending Trust
Series 2015-SFR1 A 144A
2.553% 3/9/47 #	685,270	678,655
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	1,025,000	1,024,281
Ford Credit Auto Owner Trust
Series 2016-A A2B
0.836% 12/15/18 ●	2,000,000	2,001,775
Ford Credit Floorplan Master Owner
Trust A
Series 2014-1 A1 1.20% 2/15/19	6,318,000	6,311,204

NQ-VIP- 862 [3/16] 5/16 (16641)	Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities (continued)
Ford Credit Floorplan Master Owner
Trust A
Series 2014-1 A2 0.836% 2/15/19 ●	14,665,000	$14,638,691
Series 2014-4 A2 0.786% 8/15/19 ●	2,640,000	2,630,866
Series 2015-1 A2 0.836% 1/15/20 ●	15,000,000	14,927,591
Series 2015-2 A2 1.006% 1/15/22 ●	17,609,000	17,389,263
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 1.182% 4/22/19 ●	16,930,000	16,976,263
Series 2013-1 A 0.832% 4/20/18 ●	3,555,000	3,555,000
Series 2014-1 A 0.812% 7/20/19 ●	6,398,000	6,370,423
Series 2015-1 A 0.932% 1/20/20 ●	7,290,000	7,264,406
Golden Credit Card Trust
Series 2014-1A A 144A
0.874% 3/15/19 #●	570,000	568,065
Series 2014-2A A 144A
0.886% 3/15/21 #●	8,195,000	8,099,270
Series 2015-1A A 144A
0.876% 2/15/20 #●	10,175,000	10,148,030
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A
0.89% 7/15/17 #	5,055,072	5,040,071
Hertz Fleet Lease Funding
Series 2014-1 A 144A
0.842% 4/10/28 #●	2,829,908	2,823,343
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	354,050	316,227
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	3,000,000	3,007,969
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A
1.01% 9/15/17 #	1,530,000	1,528,777
Series 2015-A A3 144A
1.42% 9/17/18 #	5,300,000	5,309,975
Series 2016-A A2B 144A
0.986% 7/16/18 #●	5,000,000	5,001,659
Hyundai Auto Receivables Trust
Series 2015-C A2B
0.806% 11/15/18 ●	1,700,000	1,699,570
Series 2016-A A2B 0.801% 6/17/19 ●	4,000,000	3,999,990
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 0.998% 7/16/18 ●	870,000	870,057
Mercedes-Benz Master Owner Trust
Series 2015-BA A 144A
0.816% 4/15/20 #●	16,500,000	16,438,165
Navistar Financial Dealer Note Master
Owner Trust II
Series 2014-1 A 144A
1.183% 10/25/19 #●	6,500,000	6,467,903
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A
1.92% 10/15/19 #	1,420,000	1,406,264
Nissan Auto Lease Trust
Series 2014-A A4 1.04% 10/15/19	5,695,000	5,694,059
Series 2014-B A3 1.12% 9/15/17	7,500,000	7,499,345
Series 2015-B A2B
0.966% 12/15/17 ●	1,000,000	1,000,811
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	1,255,697	1,253,870
Series 2015-C A2B
0.786% 11/15/18 ●	500,000	500,403
Series 2016-A A2B 0.786% 2/15/19 ●	3,500,000	3,501,092
Nissan Master Owner Trust Receivables
Series 2015-A A1 0.836% 1/15/20 ●	2,855,000	2,848,978
Penarth Master Issuer
Series 2015-1A A1 144A
0.84% 3/18/19 #●	545,000	543,256
Series 2015-2A A1 144A
0.84% 5/18/19 #●	4,000,000	3,986,584
PFS Financing
Series 2014-AA A 144A
1.036% 2/15/19 #●	6,000,000	5,977,761
Series 2015-AA A 144A
1.056% 4/15/20 #●	1,000,000	987,209
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	1,080,000	1,079,647
Progress Residential Trust
Series 2015-SFR2 A 144A
2.74% 6/12/32 #	744,680	744,176
Synchrony Credit Card Master Note
Trust
Series 2012-6 A 1.36% 8/17/20	1,180,000	1,179,079
Series 2015-2 A 1.60% 4/15/21	1,780,000	1,782,532
Trade MAPS 1
Series 2013-1A A 144A
1.142% 12/10/18 #●	11,750,000	11,674,359
Volkswagen Auto Lease Trust
Series 2014-A A3 0.80% 4/20/17	2,026,255	2,024,115
Series 2015-A A3 1.25% 12/20/17	1,085,000	1,078,565
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	3,130,000	3,094,503
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	2,915,128	2,909,013
Wheels
Series 2014-1A A2 144A
0.84% 3/20/23 #	1,741,134	1,735,525

NQ-VIP- 862 [3/16] 5/16 (16641)	Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities (continued)
World Financial Network Credit Card
Master Trust
Series 2015-A A 0.916% 2/15/22 ●	965,000	$962,658
Total Non-Agency Asset-Backed
Securities
(cost $503,587,563)		502,773,923

Non-Agency Collateralized Mortgage
Obligations – 0.27%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	14,742	14,713
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	19,736	19,701
Series 2005-6 7A1 5.50% 7/25/20	15,668	15,303
CHL Mortgage Pass Through Trust
Series 2003-21 A1
2.781% 5/25/33 ⧫●	3,620	3,621
Series 2003-46 1A1 2.759%
1/19/34 @⧫●	4,379	4,326
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #●	6,077	6,178
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	650,000	651,048
MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33 ●	5,292	5,196
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	832,650	850,507
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	1,103,607	1,102,506
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	1,119,118	1,116,645
WaMu Mortgage Pass Through
Certificates
Series 2003-S10 A2
5.00% 10/25/18 ⧫	5,216	5,256
Total Non-Agency Collateralized
Mortgage Obligations
(cost $3,758,933)		3,795,000

Supranational Bank – 0.14%
International Bank for Reconstruction &
Development 1.625% 3/9/21	1,910,000	1,923,840
Total Supranational Bank
(cost $1,907,078)		1,923,840
U.S. Treasury Obligation – 1.97%
U.S. Treasury Floating Rate Note
0.403% 10/31/17 ●	27,900,000	27,904,520
Total U.S. Treasury Obligation
(cost $27,893,690)		27,904,520

	Number of
	shares
Preferred Stock – 0.93%
General Electric 5.00% ●	4,567,000	4,709,719
Morgan Stanley 5.55% ●	2,500,000	2,467,500
PNC Preferred Funding Trust II 144A
1.856% #●	6,900,000	5,813,250
USB Realty 144A 1.769% #@●	200,000	160,000
Total Preferred Stock
(cost $13,860,581)		13,150,469

	Principal
	amount°
Short-Term Investments – 3.21%
Discount Notes – 2.70% ≠
Federal Home Loan Bank
0.32% 4/13/16	2,531,045	$2,530,876
0.335% 5/2/16	5,082,379	5,081,286
0.34% 5/19/16	321,538	321,431
0.344% 4/22/16	6,432,532	6,431,779
0.363% 5/18/16	8,929,916	8,927,004
0.37% 4/15/16	4,176,018	4,175,692
0.375% 4/21/16	2,648,639	2,648,345
0.385% 6/8/16	1,975,519	1,974,399
0.387% 5/27/16	3,010,975	3,009,803
0.53% 8/15/16	3,198,944	3,194,232
		38,294,847

NQ-VIP- 862 [3/16] 5/16 (16641)	Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 0.51%
Bank of America Merrill Lynch
0.23%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $1,535,419 (collateralized by
U.S. government obligations
2.50% 7/15/16; market value $1,566,118)	1,535,409	$1,535,409
Bank of Montreal
0.29%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $2,559,036 (collateralized by
U.S. government obligations
0.00%-8.75% 5/26/16-11/30/22;
market value $2,610,197)	2,559,016	2,559,016
BNP Paribas
0.30%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $3,090,600 (collateralized by
U.S. government obligations
0.00%-4.75% 5/15/16-8/15/44;
market value $3,152,386)	3,090,575	3,090,575
		7,185,000
Total Short-Term Investments
(cost $45,474,289)		45,479,847

Total Value of Securities – 102.49%
(cost $1,445,312,453)	1,450,372,213
Liabilities Net of Receivables and Other Assets – (2.49%)	(35,250,033)
Net Assets Applicable to 144,027,011 Shares Outstanding – 100.00%	$1,415,122,180
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2016, the aggregate value of Rule 144A securities was $250,366,009, which represents 17.69% of the Series’ net assets.

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $1,809,901, which represents 0.13% of the Series’ net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of March 31, 2016. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2016.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
DB – Deutsche Bank
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
JPMBB – JPMorgan Barclays Bank
LB – Lehman Brothers
MASTR – Mortgage Asset Securitization Transactions, Inc.
NCUA – National Credit Union Administration
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
WaMu – Washington Mutual
yr – Year

NQ-VIP- 862 [3/16] 5/16 (16641)	Limited-Term Diversified Income Series-10

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes
March 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust {Trust) –Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate Unrealized	Aggregate Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$1,445,312,453	$12,027,301	$(6,967,541)	$5,059,760

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Example: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Example: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Example: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 2	Total
Agency, asset-backed & mortgage-backed securities	$746,567,176	$746,567,176
Corporate debt	593,041,118	593,041,118
Foreign debt	1,923,840	1,923,840
Municipal bonds	22,305,243	22,305,243
Preferred stock	13,150,469	13,150,469
Short-term investments	45,479,846	45,479,846
U.S. Treasury obligations	27,904,520	27,904,520
Total Value of Securities	$1,450,372,212	$1,450,372,212

NQ-VIP- 862 [3/16] 5/16 (16641)	Limited-Term Diversified Income Series-11

(Unaudited)

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 862 [3/16] 5/16 (16641)	Limited-Term Diversified Income Series-12

Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
March 31, 2016 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bond – 0.78%
VEREIT 3.75% exercise price $14.99,
maturity date 12/15/20 @	4,031,000	$3,862,222
Total Convertible Bond
(cost $3,729,354)		3,862,222

	Number of
	shares
Common Stock – 91.34%
Diversified REITs – 5.70%
Digital Realty Trust	133,675	11,828,901
Equinix	25,800	8,532,318
Vornado Realty Trust	83,268	7,862,997
		28,224,216
Healthcare REITs – 4.07%
Ventas	203,399	12,806,001
Welltower	106,098	7,356,835
		20,162,836
Hotel REITs – 5.02%
Host Hotels & Resorts	931,443	15,555,098
Pebblebrook Hotel Trust	171,561	4,987,278
Sunstone Hotel Investors	305,378	4,275,292
		24,817,668
Industrial REITs – 5.45%
DCT Industrial Trust	185,516	7,322,317
First Industrial Realty Trust	249,775	5,679,883
Prologis	316,397	13,978,419
		26,980,619
Mall REITs – 13.71%
General Growth Properties	470,211	13,979,373
Macerich	54,275	4,300,751
Simon Property Group	219,003	45,484,733
Taubman Centers	57,250	4,077,917
		67,842,774
Manufactured Housing REIT – 1.21%
Equity LifeStyle Properties	82,428	5,994,988
		5,994,988
Multifamily REITs – 17.21%
American Campus Communities	78,475	3,695,388
American Homes 4 Rent	92,972	1,478,255
Apartment Investment & Management	223,250	9,336,315
AvalonBay Communities	98,289	18,694,568
Equity Residential	323,850	24,298,465
Essex Property Trust	43,620	10,200,973
Post Properties	56,700	3,387,258
UDR	364,475	14,043,222
		85,134,444
Office REITs – 11.27%
Alexandria Real Estate Equities	96,500	8,770,885
Boston Properties	107,990	13,723,369
Douglas Emmett	221,150	6,658,827
Empire State Realty Trust	323,175	5,665,258
Equity Commonwealth @†	206,300	5,821,786
Hudson Pacific Properties	134,536	3,890,781
Mack-Cali Realty	247,250	5,810,375
SL Green Realty	56,093	5,434,290
		55,775,571
Office/Industrial REITs – 4.29%
Duke Realty	680,375	15,335,653
PS Business Parks	58,615	5,891,394
		21,227,047
Self-Storage REITs – 8.19%
CubeSmart	240,445	8,006,819
Extra Space Storage	49,686	4,643,654
Public Storage	101,011	27,861,864
		40,512,337
Shopping Center REITs – 11.93%
Brixmor Property Group	336,675	8,625,613
DDR	326,932	5,816,120
Equity One	280,250	8,031,965
Federal Realty Investment Trust	68,000	10,611,400
Kimco Realty	291,090	8,377,570
Regency Centers	97,939	7,330,734
Retail Properties of America	245,800	3,895,930
Urban Edge Properties	244,750	6,324,340
		59,013,672
Single Tenant REITs – 3.29%
National Retail Properties	121,925	5,632,935
Spirit Realty Capital	299,407	3,368,329
STORE Capital	280,975	7,271,633
		16,272,897
Total Common Stock
(cost $392,921,892)		451,959,069

	Principal
	amount°
Short-Term Investments – 8.83%
Discount Notes – 2.80% ≠
Federal Home Loan Bank
0.32% 4/13/16	337,516	337,494
0.32% 5/20/16	3,285,896	3,284,779
0.335% 5/2/16	676,990	676,844
0.339% 4/22/16	612,564	612,493
0.34% 5/19/16	325,782	325,674
0.35% 5/18/16	2,868,924	2,867,989
0.37% 4/15/16	322,525	322,500
0.375% 4/21/16	197,402	197,380
0.38% 7/18/16	1,977,717	1,975,640
0.385% 6/8/16	1,953,689	1,952,581
0.387% 5/27/16	1,094,110	1,093,685

NQ-VIP- 880 [3/16] 5/16 (16637)	REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.53% 8/15/16	193,364	$193,079
		13,840,138
Repurchase Agreements – 6.03%
Bank of America Merrill Lynch
0.23%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $6,374,608 (collateralized by
U.S. government obligations 2.50%
7/15/16; market
value $6,502,060)	6,374,567	6,374,567
Bank of Montreal
0.29%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $10,624,364 (collateralized by
U.S. government obligations
0.00%-8.75%
5/26/16-11/30/22; market value
$10,836,766)	10,624,279	10,624,279
BNP Paribas
0.30%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $12,831,261 (collateralized by
U.S. government obligations
0.00%-4.75%
5/15/16-8/15/44; market value
$13,087,777)	12,831,154	12,831,154
		29,830,000
Total Short-Term Investments
(cost $43,668,430)		43,670,138
Total Value of Securities – 100.95%
(cost $440,319,676)		499,491,429
Liabilities Net of Receivables and Other Assets – (0.95%)		(4,702,320)
Net Assets Applicable to 29,813,415 Shares Outstanding – 100.00%		$494,789,109
____________________

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $9,684,008, which represents 1.96% of the Series’ net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

NQ-VIP- 880 [3/16] 5/16 (16637)	REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Notes
March 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust (Trust)-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securites are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available , the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of investments	of investments	of investments
$440,319,676	$60,604,564	$(1,432,811)	$59,171,753

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 1	Level 2	Total
Corporate Debt	$—	$3,862,222	$3,862,222
Common Stock	451,959,069	—	451,959,069
Short-Term Investments	—	43,670,138	43,670,138
Total Value of Securities	$451,959,069	$47,532,360	$499,491,429

During the period ended March 31, 2016 , there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2016, there were no Level 3 investments.

NQ-VIP- 880 [3/16] 5/16 (16637)	REIT Series-3

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 880 [3/16] 5/16 (16637)	REIT Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
March 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.82% ✧
Basic Industry – 9.44%
Albemarle	171,200	$10,944,816
Berry Plastics Group †	562,200	20,323,530
Chemtura †	436,800	11,531,520
Clearwater Paper @†	180,123	8,737,767
HB Fuller	366,000	15,536,700
Kaiser Aluminum	94,400	7,980,576
Olin	660,900	11,479,833
PH Glatfelter @	277,600	5,754,648
Ryerson Holding @†	337,000	1,873,720
		94,163,110
Business Services – 1.68%
Deluxe	123,500	7,717,515
Essendant	149,400	4,770,342
WESCO International †	77,200	4,220,524
		16,708,381
Capital Spending – 8.08%
Altra Industrial Motion @	310,870	8,635,968
CIRCOR International	78,200	3,627,698
EnPro Industries	109,700	6,327,496
H&E Equipment Services @	463,800	8,130,414
ITT	387,900	14,309,631
MasTec †	762,400	15,430,976
Primoris Services @	418,900	10,179,270
Regal Beloit	134,000	8,454,060
Thermon Group Holdings @†	310,700	5,455,892
		80,551,405
Consumer Cyclical – 4.03%
Barnes Group	180,800	6,333,424
Knoll	294,593	6,377,938
Meritage Homes †	339,100	12,363,586
Standard Motor Products @	184,001	6,375,635
Tenneco †	169,700	8,741,247
		40,191,830
Consumer Services – 7.62%
Asbury Automotive Group †	70,900	4,242,656
Cato Class A	117,254	4,520,142
Cheesecake Factory	182,600	9,694,234
Cinemark Holdings	201,413	7,216,628
Finish Line Class A	104,700	2,209,170
Genesco †	58,851	4,251,985
International Speedway Class A @	208,100	7,680,971
Meredith	123,750	5,878,125
Steven Madden †	203,500	7,537,640
Texas Roadhouse	198,900	8,668,062
UniFirst	72,800	7,943,936
Wolverine World Wide	336,900	6,205,698
		76,049,247
Consumer Staples – 3.57%
Core-Mark Holding Class A	97,232	7,930,242
J&J Snack Foods	81,500	8,824,820
Pinnacle Foods	188,200	8,408,776
Scotts Miracle-Gro Class A	143,300	10,427,941
		35,591,779
Energy – 5.00%
Dril-Quip †	96,900	5,868,264
Helix Energy Solutions Group †	731,600	4,096,960
Jones Energy Class A †	180,200	600,066
Oasis Petroleum †	676,100	4,922,008
Patterson-UTI Energy	510,600	8,996,772
SM Energy	287,800	5,393,372
Southwest Gas	218,800	14,407,980
Western Refining	113,200	3,292,988
Whiting Petroleum †	286,600	2,287,068
		49,865,478
Financial Services – 26.26%
American Equity Investment Life
Holding	488,700	8,210,160
Bank of Hawaii	256,900	17,541,132
Boston Private Financial Holdings	652,500	7,471,125
Community Bank System @	363,800	13,900,798
East West Bancorp	774,136	25,143,937
First Financial Bancorp @	558,400	10,151,712
First Interstate BancSystem @	211,400	5,946,682
First Midwest Bancorp	512,800	9,240,656
Great Western Bancorp	438,600	11,960,622
Hancock Holding	500,100	11,482,296
Independent Bank	109,100	5,014,236
Infinity Property & Casualty @	103,600	8,339,800
Main Street Capital	232,000	7,273,200
NBT Bancorp @	434,600	11,712,470
ProAssurance	231,200	11,698,720
Prosperity Bancshares	183,200	8,498,648
S&T Bancorp @	248,642	6,405,018
Selective Insurance Group @	518,800	18,993,268
Stifel Financial †	270,500	8,006,800
Umpqua Holdings	323,800	5,135,468
Validus Holdings	220,321	10,396,948
Valley National Bancorp	1,181,200	11,268,648
Webster Financial	526,100	18,886,990
WesBanco @	310,800	9,233,868
		261,913,202
Healthcare – 5.87%
Haemonetics †	136,400	4,771,272
Owens & Minor	284,550	11,501,511
Service International	372,400	9,190,832
STERIS	124,998	8,881,108
Teleflex	48,900	7,677,789
VCA †	140,099	8,082,311
VWR †	311,720	8,435,143
		58,539,966
Real Estate – 8.59%
Alexander & Baldwin	217,571	7,980,504
Brandywine Realty Trust	856,933	12,022,770

NQ-VIP- 884 [3/16] 5/16 (16634)	Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock ✧ (continued)
Real Estate (continued)
Education Realty Trust	196,900	$8,191,040
Healthcare Realty Trust	327,900	10,128,831
Highwoods Properties	286,900	13,716,689
Lexington Realty Trust	1,069,400	9,196,840
Ramco-Gershenson Properties Trust	427,500	7,707,825
Summit Hotel Properties	573,100	6,860,007
Washington Real Estate Investment
Trust	337,700	9,864,217
		85,668,723
Technology – 12.82%
Brocade Communications Systems	602,000	6,369,160
Cirrus Logic †	234,100	8,523,581
CommScope Holding †	436,445	12,185,544
Electronics For Imaging †	275,800	11,691,162
NetScout Systems †	324,563	7,455,212
ON Semiconductor †	1,169,900	11,219,341
PTC †	295,700	9,805,412
Super Micro Computer †	292,500	9,968,400
Synopsys †	354,700	17,181,668
Tech Data †	146,300	11,231,451
Teradyne	492,200	10,626,598
Vishay Intertechnology	953,400	11,641,014
		127,898,543
Transportation – 2.75%
Kirby †	98,300	5,926,507
Matson	186,600	7,495,722
Saia †	135,750	3,821,363
Werner Enterprises	376,800	10,233,888
		27,477,480
Utilities – 3.11%
Black Hills	159,000	9,560,670
El Paso Electric	209,100	9,593,508
NorthWestern	192,600	11,893,050
		31,047,228
Total Common Stock
(cost $780,304,611)		985,666,372

Short-Term Investments – 0.92%
Discount Notes – 0.78% ≠
Federal Home Loan Bank
0.32% 4/13/16	226,561	226,546
0.32% 5/20/16	768,686	768,425
0.335% 5/2/16	398,507	398,422
0.34% 5/19/16	57,440	57,421
0.356% 5/18/16	1,142,534	1,142,161
0.359% 4/22/16	940,404	940,294
0.37% 4/15/16	985,050	984,974
0.375% 4/21/16	657,090	657,017
0.38% 7/18/16	462,657	462,171
0.385% 6/8/16	465,752	465,488
0.387% 5/27/16	693,445	693,175
0.53% 8/15/16	996,991	995,523
		7,791,617
Repurchase Agreements – 0.14%
Bank of America Merrill Lynch
0.23%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $290,415 (collateralized by U.S.
government obligations 2.50%
7/15/16; market value $296,222)	290,414	290,413
Bank of Montreal
0.29%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $484,027 (collateralized by U.S.
government obligations 0.00%–8.75%
5/26/16–11/30/22; market value
$493,703)	484,023	484,023
BNP Paribas
0.30%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $584,569 (collateralized by U.S.
government obligations 0.00%–4.75%
5/15/16–8/15/44; market value
$596,255)	584,564	584,564
		1,359,000
Total Short-Term Investments
(cost $9,149,332)		9,150,617

Total Value of Securities – 99.74%
(cost $789,453,943)		994,816,989
Receivables and Other Assets Net of Liabilities – 0.26%		2,605,802
Net Assets Applicable to 28,598,667 Shares Outstanding – 100.00%		$997,422,791
____________________

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $147,507,901, which represents 14.79% of the Series’ net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-VIP- 884 [3/16] 5/16 (16634)	Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes
March 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation of Investments	Depreciation of Investments	Appreciation of Investments
$789,453,943	$285,585,261	$(80,222,215)	$205,363,046

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$985,666,372	$—	$985,666,372
Short-Term Investments	—	9,150,617	9,150,617
Total Value of Securities	$985,666,372	$9,150,617	$994,816,989

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. At March 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 884 [3/16] 5/16 (16634)	Small Cap Value Series-3

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
March 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.37%
Consumer Discretionary – 20.05%
Discovery Communications Class A †	104,045	$2,978,808
Discovery Communications Class C †	187,543	5,063,661
eBay †	483,047	11,525,501
L Brands	126,012	11,065,114
Liberty Global Class A †	67,694	2,606,219
Liberty Global Class C †	166,303	6,246,341
Liberty Interactive QVC Group Class A †	657,074	16,591,119
Nielsen Holdings	187,541	9,875,909
TripAdvisor †	155,807	10,361,165
		76,313,837
Consumer Staples – 4.66%
Walgreens Boots Alliance	210,546	17,736,395
		17,736,395
Financial Services – 25.45%
Crown Castle International	200,925	17,380,013
Equinix	36,316	12,010,064
Intercontinental Exchange	51,882	12,199,533
MasterCard Class A	174,556	16,495,542
PayPal Holdings †	442,843	17,093,740
Visa Class A	283,092	21,650,876
		96,829,768
Healthcare – 20.68%
Allergan †	72,130	19,333,004
Biogen †	53,821	14,010,683
Celgene †	191,129	19,130,102
DENTSPLY SIRONA	147,913	9,115,878
Novo Nordisk ADR	240,367	13,025,488
Valeant Pharmaceuticals International †	155,471	4,088,887
		78,704,042
Technology – 27.53%
Alphabet Class A †	19,669	15,005,480
Alphabet Class C †	15,831	11,793,303
Electronic Arts †	235,046	15,538,891
Facebook Class A †	130,017	14,834,940
Intuit	80,082	8,329,329
Microsoft	332,680	18,373,916
QUALCOMM	407,986	20,864,404
		104,740,263
Total Common Stock
(cost $301,623,986)		374,324,305

	Principal
	amount°
Short-Term Investments – 1.39%
Discount Notes – 1.13% ≠
Federal Home Loan Bank
0.32% 4/13/16	374,899	374,874
0.32% 5/20/16	379,473	379,344
0.334% 4/22/16	652,409	652,332
0.335% 5/2/16	596,312	596,184
0.34% 5/19/16	49,072	49,056
0.367% 5/18/16	1,148,715	1,148,341
0.37% 4/15/16	119,190	119,181
0.375% 4/21/16	77,168	77,159
0.38% 7/18/16	228,398	228,158
0.385% 6/8/16	493,580	493,300
0.387% 5/27/16	65,234	65,208
0.53% 8/15/16	103,087	102,936
		4,286,073
Repurchase Agreements – 0.26%
Bank of America Merrill Lynch
0.23%, dated 3/31/16, to be repurchased
on 4/1/16, repurchase price $209,210
(collateralized by U.S. government
obligations 2.50% 7/15/16; market
value $213,393)	209,209	209,209
Bank of Montreal
0.29%, dated 3/31/16, to be repurchased
on 4/1/16, repurchase price $348,684
(collateralized by U.S. government
obligations 0.00%-8.75%
5/26/16-11/30/22; market value $355,655)	348,681	348,681
BNP Paribas
0.30%, dated 3/31/16, to be repurchased
on 4/1/16, repurchase price $421,113
(collateralized by U.S. government
obligations 0.00%-4.75%
5/15/16-8/15/44; market value $429,532)	421,110	421,110
		979,000
Total Short-Term Investments
(cost $5,264,560)		5,265,073
Total Value of Securities – 99.76%
(cost $306,888,546)		379,589,378
Receivables and Other Assets Net of Liabilities – 0.24%		926,912
Net Assets Applicable to 31,057,498 Shares Outstanding – 100.00%		$380,516,290

NQ-VIP- 888 [3/16] 5/16 (16642)	U.S. Growth Series-1

Delaware VIP® U.S. Growth Series
Schedule of investments (continued)
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-VIP- 888 [3/16] 5/16 (16642)	U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes
March 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust)–Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$306,888,546	$102,164,027	$(29,463,195)	$72,700,832

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$374,324,305	$—	$374,324,305
Short-Term Investments	—	5,265,073	5,265,073
Total Value of Securities	$374,324,305	$5,265,073	$379,589,378

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-VIP- 888 [3/16] 5/16 (16642)	U.S. Growth Series-3

(Unaudited)

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 888 [3/16] 5/16 (16642)	U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
March 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.57%
Consumer Discretionary – 6.03%
Johnson Controls	525,500	$20,478,735
Lowe’s	290,400	21,997,800
		42,476,535
Consumer Staples – 12.03%
Archer-Daniels-Midland	573,900	20,838,309
CVS Health	222,700	23,100,671
Kraft Heinz	275,833	21,669,440
Mondelez International	476,000	19,097,120
		84,705,540
Energy – 13.15%
California Resources	26,204	26,990
Chevron	232,000	22,132,800
ConocoPhillips	526,000	21,182,020
Halliburton	594,900	21,249,828
Marathon Oil	672,500	7,491,650
Occidental Petroleum	300,000	20,529,000
		92,612,288
Financials – 12.28%
Allstate	342,400	23,067,488
Bank of New York Mellon	527,100	19,413,093
BB&T	609,900	20,291,373
Marsh & McLennan	390,200	23,720,258
		86,492,212
Healthcare – 20.89%
Baxalta	520,900	21,044,360
Cardinal Health	240,100	19,676,195
Express Scripts Holding †	300,350	20,631,041
Johnson & Johnson	191,600	20,731,120
Merck	412,500	21,825,375
Pfizer	693,741	20,562,483
Quest Diagnostics @	317,400	22,678,230
		147,148,804
Industrials – 9.13%
Northrop Grumman	110,700	21,907,530
Raytheon	174,600	21,411,198
Waste Management	356,000	21,004,000
		64,322,728
Information Technology – 12.54%
CA @	684,516	21,076,248
Cisco Systems	789,500	22,477,065
Intel	656,600	21,241,010
Xerox	2,109,100	23,537,556
		88,331,879
Materials – 2.98%
EI du Pont de Nemours	331,000	20,958,920
		20,958,920
Telecommunications – 6.29%
AT&T	562,624	22,037,982
Verizon Communications	412,000	22,280,960
		44,318,942
Utilities – 3.25%
Edison International	318,800	22,918,532
		22,918,532
Total Common Stock
(cost $463,626,795)		694,286,380

	Principal
	amount°
Short-Term Investments – 1.29%
Discount Notes – 0.66% ≠
Federal Home Loan Bank
0.32% 4/13/16	210,523	210,509
0.32% 5/20/16	327,528	327,417
0.335% 5/2/16	392,407	392,323
0.34% 5/19/16	129,432	129,388
0.346% 4/22/16	495,700	495,642
0.354% 5/18/16	1,195,450	1,195,061
0.37% 4/15/16	66,955	66,950
0.375% 4/21/16	73,367	73,359
0.38% 7/18/16	197,133	196,926
0.385% 6/8/16	807,120	806,662
0.387% 5/27/16	512,605	512,405
0.53% 8/15/16	283,042	282,625
		4,689,267
Repurchase Agreements – 0.63%
Bank of America Merrill Lynch
0.23%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $948,178 (collateralized by U.S.
government obligations 2.50%
7/15/16; market value $967,135)	948,171	948,171
Bank of Montreal
0.29%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $1,580,299 (collateralized by
U.S. government obligations
0.00%-8.75% 5/26/16-11/30/22;
market value $1,611,892)	1,580,286	1,580,286

NQ-VIP- 872 [3/16] 5/16 (16638)	Value Series-1

Delaware VIP® Value Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.30%, dated 3/31/16, to be
repurchased on 4/1/16, repurchase
price $1,908,559 (collateralized by
U.S. government obligations
0.00%-4.75% 5/15/16-8/15/44;
market value $1,946,714)	1,908,543	$1,908,543
		4,437,000
Total Short-Term Investments
(cost $9,125,559)		9,126,267
Total Value of Securities – 99.86%
(cost $472,752,354)		$703,412,647
Receivables and Other Assets Net of Liabilities – 0.14%		951,505
Net Assets Applicable to 24,238,947 Shares Outstanding – 100.00%		$704,364,152
____________________

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $43,754,478, which represents 6.21% of the Series’ net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-VIP- 872 [3/16] 5/16 (16638)	Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Notes
March 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust (Trust) - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation— Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation of Investments	Depreciation of Investments	Appreciation of Investments
$472,752,354	$255,319,494	$(24,659,201)	$230,660,293

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$694,286,380	$—	$694,286,380
Short-Term Investments	—	9,126,267	9,126,267
Total Value of Securities	$694,286,380	$9,126,267	$703,412,647

During the period ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. At March 31, 2016, there were no Level 3 investments.

NQ-VIP- 872 [3/16] 5/16 (16638)	Value Series-3

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 872 [3/16] 5/16 (16638)	Value Series-4

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: